                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21829

                           BBH TRUST

               BBH Money Market Fund
          BBH Tax Exempt Money Fund

            (Exact name of Registrant as specified in charter)

             140 Broadway,
             New York, NY  10005
            (Address of principal executive offices)

            Corporation Services Company,
            2711 Centerville Road, Suite 400, Wilmington,DE, 19808
            (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-7237

Date of fiscal year end: JUNE 30

Date of reporting period: DECEMBER 31, 2008

 Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

 A Registrant is required to disclose the information specified by Form
N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                   BROWN [LOGO]
                                   BROTHERS
                                   HARRIMAN

                               Semi-Annual Report
                                DECEMBER 31, 2008

                              BBH MONEY MARKET FUND


BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
December 31, 2008 (unaudited)

BREAKDOWN BY SECURITY TYPE
                                                                     Percent of
                                                    U.S. $ Value     Net Assets
                                                   --------------    ----------
Certificates of Deposit ........................   $  408,672,916       18.1%
Commercial Paper ...............................      784,212,490       34.8
Corporate Bonds ................................      190,954,081        8.5
Municipal Bonds ................................      269,480,000       12.0
U.S. Government Agency Obligations .............      158,023,426        7.0
Time Deposits ..................................      235,000,000       10.4
Repurchase Agreements ..........................      200,000,000        8.9
Other Assets in Excess of Liabilities ..........        7,577,989        0.3
                                                   --------------      -----
NET ASSETS .....................................   $2,253,920,902      100.0%
                                                   ==============      =====

All data as of December  31,  2008.  The fund's  breakdown  by security  type is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

2

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2008 (unaudited)


  Principal                                                          Maturity      Interest
   Amount                                                              Date          Rate             Value
------------                                                         --------      --------        -----------
                 CERTIFICATES OF DEPOSIT (18.1%)
$ 20,000,000     Allied Irish Banks ..........................       01/14/09        2.110%       $ 20,000,072
  15,000,000     Allied Irish Banks ..........................       05/07/09        2.950          15,001,035
   5,000,000     Banco Bilbao Vizcaya Argentaria .............       01/20/09        2.900           5,001,677
  20,000,000     Banco Bilbao Vizcaya Argentaria .............       03/18/09        1.375          20,000,421
  10,000,000     Banco Bilbao Vizcaya Argentaria .............       08/07/09        3.050          10,001,480
  10,000,000     Banco Santander .............................       02/17/09        3.000          10,003,883
   5,000,000     Banco Santander .............................       02/27/09        2.250           4,999,204
   5,000,000     Bank of America .............................       04/22/09        2.150           5,000,000
  10,000,000     Bank of America .............................       05/06/09        2.400          10,000,000
  20,000,000     Bank of Ireland .............................       03/31/09        1.450          20,000,000
  12,500,000     Bank of Ireland .............................       05/07/09        2.590          12,500,000
  20,500,000     Barclays Bank, Plc ..........................       01/21/09        3.800          20,500,000
   5,000,000     Barclays Bank, Plc ..........................       03/09/09        3.160           5,005,019
  10,000,000     Barclays Bank, Plc ..........................       05/05/09        2.870          10,000,000
   7,500,000     BNP Paribas .................................       02/23/09        3.200           7,500,000
  10,000,000     BNP Paribas .................................       02/23/09        3.250          10,000,000
  10,000,000     BNP Paribas .................................       06/03/09        2.380          10,000,000
  20,000,000     Citibank NA .................................       01/20/09        3.750          20,000,000
  10,000,000     Citibank NA .................................       02/17/09        2.200          10,000,000
   5,000,000     Citibank NA .................................       03/16/09        1.770           5,000,000
  15,000,000     Credit Suisse ...............................       01/20/09        2.050          15,000,000
  22,250,000     DnB Nor Bank ASA ............................       01/22/09        4.050          22,250,000
  10,000,000     DnB Nor Bank ASA ............................       03/09/09        2.320          10,001,295
  30,750,000     Lloyds TSB Bank, Plc ........................       01/12/09        4.300          30,780,908
  10,000,000     Nordea Bank Finland, Plc ....................       01/21/09        3.760          10,006,942
   8,600,000     Royal Bank of Canada ........................       02/02/09        5.290           8,618,607
  20,000,000     Royal Bank of Scotland, Plc .................       03/24/09        3.700          20,002,243
  10,000,000     Royal Bank of Scotland, Plc .................       06/22/09        1.790          10,000,000
  10,000,000     Societe Generale ............................       05/07/09        2.450          10,000,000
  21,500,000     Standard Chartered Bank .....................       01/23/09        3.400          21,500,130
  20,000,000     UBS AG ......................................       01/21/09        3.735          20,000,000
                                                                                                  ------------
                 Total Certificate ...........................                                     408,672,916
                                                                                                  ============


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  DECEMBER 31, 2008                                         3


BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2008 (unaudited)


  Principal                                                          Maturity      Interest
   Amount                                                              Date          Rate             Value
------------                                                         --------      --------        -----------
                 COMMERCIAL PAPER (34.8%)
$ 10,000,000     AT&T, Inc. ..................................       01/07/09        2.411%       $  9,996,000
  10,000,000     AT&T, Inc. ..................................       02/03/09        1.253           9,988,542
  10,000,000     AT&T, Inc. ..................................       02/04/09        0.851           9,991,972
   9,000,000     Brown University ............................       03/02/09        1.526           8,977,500
   6,000,000     Brown-Forman Beverages, Europe, Ltd. ........       01/12/09        2.158           5,996,058
  14,000,000     Brown-Forman Beverages, Europe, Ltd. ........       02/04/09        1.818          13,976,058
  15,000,000     Brown-Forman Beverages, Europe, Ltd. ........       03/04/09        1.859          14,952,208
  16,000,000     City of Chicago, Illinois ...................       01/20/09        3.051          15,974,667
  19,917,000     City of Chicago, Illinois ...................       02/02/09        2.999          19,865,658
  10,000,000     Coca-Cola Co. ...............................       01/06/09        1.856           9,997,431
  20,000,000     Coca-Cola Co. ...............................       01/21/09        2.162          19,976,111
   5,000,000     Coca-Cola Co. ...............................       01/22/09        1.152           4,996,646
  20,000,000     ConocoPhillips Co. ..........................       01/05/09        1.252          19,997,222
  10,000,000     ConocoPhillips Co. ..........................       01/20/09        1.303           9,993,139
  15,000,000     Danske Corp. ................................       01/23/09        3.402          14,969,063
  10,000,000     Danske Corp. ................................       03/10/09        2.522           9,952,778
  15,000,000     Danske Corp. ................................       06/04/09        1.646          14,895,194
  10,000,000     De Kalb County, Georgia Development
                   Authority Revenue .........................       01/07/09        2.000          10,000,000
   7,000,000     Emerson Electric Co. ........................       01/09/09        1.002           6,998,444
   7,000,000     Florida Power & Light Co. ...................       01/12/09        0.200           6,999,572
  20,000,000     Florida Power & Light Co. ...................       01/22/09        0.250          19,997,083
   8,000,000     Harris County, Texas, Metropolitan
                   Transit Authority .........................       01/05/09        0.750           8,000,000
  15,000,000     Hershey Co. .................................       01/08/09        1.102          14,996,792
  20,000,000     Hershey Co. .................................       01/27/09        1.203          19,982,667
  20,000,000     Hewlett-Packard Co. .........................       01/05/09        0.801          19,998,222
   3,010,000     ING (US) Funding LLC ........................       02/18/09        2.263           3,000,970
   5,000,000     ING (US) Funding LLC ........................       03/02/09        2.136           4,982,292
  15,000,000     ING (US) Funding LLC ........................       03/05/09        2.116          14,944,744
  10,000,000     ING (US) Funding LLC ........................       05/13/09        2.502           9,909,433
  16,588,000     Johns Hopkins University ....................       02/10/09        1.550          16,588,000
  20,000,000     Lowe's Companies, Inc. ......................       03/09/09        1.103          19,959,056


   The accompanying notes are an integral part of these financial statements.

4

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2008 (unaudited)


  Principal                                                          Maturity      Interest
   Amount                                                              Date          Rate             Value
------------                                                         --------      --------        -----------
                 COMMERCIAL PAPER (continued)

$ 24,100,000     Massachusetts Bay Transportation
                   Authority .................................       02/11/09        2.000%       $ 24,100,000
   5,000,000     Nashville & Davidson County Health and
                 Educational Facilities Authority.............       01/08/09        3.000           5,000,000
  20,027,000     Nebraska Public Power District ..............       01/14/09        2.494          20,009,282
  20,000,000     Nordea North America, Inc. ..................       04/10/09        1.204          19,934,000
  20,000,000     Parker Hannifin Corp. .......................       01/23/09        0.350          19,995,722
   7,000,000     Parker Hannifin Corp. .......................       02/10/09        0.400           6,996,889
  15,000,000     Pfizer, Inc. ................................       02/02/09        2.214          14,970,667
  20,000,000     Philip Morris International, Inc. ...........       02/02/09        3.026          19,946,667
   5,000,000     Philip Morris International, Inc. ...........       02/12/09        0.751           4,995,625
  10,000,000     Philip Morris International, Inc. ...........       03/12/09        0.501           9,990,278
  15,000,000     Procter & Gamble Co. ........................       01/06/09        1.907          14,996,042
  15,000,000     Procter & Gamble Co. ........................       01/22/09        1.102          14,990,375
   5,000,000     Procter & Gamble Co. ........................       02/20/09        0.902           4,993,750
  40,000,000     Rabobank USA Financial Corp. ................       02/13/09        0.420          39,979,933
  15,850,000     Siemens Capital Co. LLC .....................       01/06/09        0.200          15,849,560
  20,000,000     Siemens Capital Co. LLC .....................       01/13/09        0.650          19,995,667
  20,000,000     Societe Generale ............................       02/02/09        1.967          19,965,155
   5,000,000     Societe Generale ............................       03/18/09        0.872           4,990,817
  15,000,000     Southern Co. ................................       01/28/09        2.263          14,974,688
  10,000,000     Svenska Handelsbanken, Inc. .................       02/12/09        2.000           9,976,783
  10,000,000     Svenska Handelsbanken, Inc. .................       03/02/09        2.091           9,965,333
  15,000,000     Svenska Handelsbanken, Inc. .................       03/03/09        2.000          14,949,421
  20,000,000     Tennessee State School Bond .................       01/13/09        1.700          20,000,000
  10,000,000     Toronto Dominion Holdings USA, Inc...........       01/14/09        1.499           9,994,601
   5,000,000     Toronto Dominion Holdings USA, Inc...........       03/12/09        0.496           4,995,188
   5,000,000     UBS Finance Delaware LLC ....................       01/07/09        2.156           4,998,208
  10,000,000     UBS Finance Delaware LLC ....................       07/31/09        2.880           9,834,717
  12,000,000     Yale University .............................       03/02/09        1.526          11,969,600
                                                                                                  ------------
                 Total Commercial Paper.......................                                     784,212,490
                                                                                                  ------------


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  DECEMBER 31, 2008                                         5


BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2008 (unaudited)


  Principal                                                          Maturity      Interest
   Amount                                                              Date          Rate             Value
------------                                                         --------      --------        -----------
                 CORPORATE BONDS (8.5%)
$  8,000,000     Bank of America Corp. .......................       02/15/09        5.875%       $  8,023,466
   5,000,000     BellSouth Corp. .............................       09/15/09        4.200           5,028,337
  12,000,000     Calyon(1) ...................................       01/16/09        4.615          11,998,711
  10,000,000     Caterpillar Financial Services Corp.(1) .....       05/18/09        2.296           9,998,490
   3,445,000     ConocoPhillips Co. ..........................       03/30/09        6.375           3,473,259
  10,000,000     Credit Suisse(1) ............................       02/20/09        0.140           9,944,215
   4,300,000     Credit Suisse USA, Inc. .....................       01/15/09        3.875           4,301,497
   3,341,000     Credit Suisse USA, Inc. .....................       06/01/09        4.700           3,359,844
   3,900,000     Fleet National Bank .........................       01/15/09        5.750           3,903,900
   6,247,000     Goldman Sachs Group, Inc.(1) ................       03/24/09        1.556           6,243,168
  15,000,000     Hewlett-Packard Co.(1) ......................       06/15/09        2.006          14,995,759
   5,000,000     HSBC Finance Corp. ..........................       05/15/09        4.750           5,024,947
   7,500,000     IBM International Group Capital LLC(1) ......       02/13/09        2.225           7,488,165
  10,000,000     IBM International Group Capital LLC(1) ......       07/29/09        3.848          10,020,672
   4,760,000     JP Morgan Chase & Co. .......................       01/15/09        6.000           4,765,205
   5,000,000     Nordea Bank Finland, Plc ....................       02/11/09        2.610           5,002,932
  19,600,000     Pioneer Hi-Bred International Inc. ..........       01/15/09        5.750          19,620,588
   8,600,000     PNC Funding Corp. ...........................       02/15/09        6.125           8,627,546
  20,000,000     Toronto Dominion Bank .......................       04/22/09        3.750          20,000,605
   2,100,000     US Bancorp ..................................       04/28/09        5.300           2,116,466
  15,000,000     US Bank NA(1) ...............................       09/10/09        2.289          15,000,000
   5,000,000     Wells Fargo & Co.(1) ........................       08/03/09        0.170           4,981,560
   2,600,000     Wells Fargo Bank NA(1) ......................       05/28/09        0.621           2,585,642
   4,450,000     Westpac Banking Corp.(1) ....................       08/14/09        5.119           4,449,107
                                                                                                  ------------
                 Total Corporate Bonds........................                                     190,954,081
                                                                                                  ------------
                 MUNICIPAL BONDS (12.0%)
   6,190,000     Brazos River, Texas, Pollution
                   Control Revenue(1) ........................       01/07/09        2.500           6,190,000
  21,300,000     State of California(1) ......................       01/02/09        0.750          21,300,000
  40,600,000     California State Department of Water
                   Resources(1) ..............................       01/02/09        0.750          40,600,000
  10,000,000     Columbia, Alabama, Industrial
                   Development Board Pollution
                   Control Revenue(1) ........................       01/02/09        0.920          10,000,000


   The accompanying notes are an integral part of these financial statements.

6


BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2008 (unaudited)


  Principal                                                          Maturity      Interest
   Amount                                                              Date          Rate             Value
------------                                                         --------      --------        -----------
                 MUNICIPAL BONDS (continued)
$  9,995,000     Guilford County, North Carolina(1).. ........       01/01/09        3.400%       $  9,995,000
  10,000,000     Massachusetts Bay Transportation
                   Authority(1) ..............................       01/07/09        1.000          10,000,000
   6,000,000     Mecklenburg County,
                   North Carolina(1) .........................       01/01/09        1.150           6,000,000
  10,000,000     Missouri State Health & Educational
                   Facilities Authority(1) ...................       01/02/09        1.750          10,000,000
   7,745,000     New Hampshire Health & Education
                   Facilities Authority(1) ...................       01/02/09        0.750           7,745,000
  12,055,000     New Hampshire Health & Education
                   Facilities Authority(1) ...................       01/02/09        0.750          12,055,000
   8,200,000     New York City Municipal Water
                   Finance Authority(1) ......................       01/02/09        1.300           8,200,000
  15,000,000     New York, New York(1) .......................       01/02/09        1.500          15,000,000
   4,950,000     North Carolina Capital Facilities
                   Finance Agency(1) .........................       01/01/09        1.200           4,950,000
   4,185,000     North Carolina Capital Facilities
                   Finance Agency (Duke Univ. Project)(1) ....       01/01/09        1.200           4,185,000
   6,400,000     North Carolina Medical Care
                   Commission(1) .............................       01/01/09        2.000           6,400,000
  20,480,000     Ohio State Higher Educational
                   Facilities Revenue(1) .....................       01/01/09        1.750          20,480,000
   5,000,000     Ohio State Higher Educational
                   Facilities Revenue(1) .....................       01/02/09        0.850           5,000,000
  10,000,000     Oregon State Department of
                   Transportation(1) .........................       01/01/09        2.500          10,000,000
  14,480,000     Pennsylvania Turnpike
                   Commission(1) .............................       01/01/09        3.280          14,480,000
   7,900,000     Philadelphia, Pennsylvania, Hospitals &
                   Higher Education Facilities Authority(1) ..       01/02/09        1.350           7,900,000
  14,000,000     Raleigh, North Carolina(1) ..................       01/07/09        1.350          14,000,000
  10,000,000     University of Illinois Board of
                   Trustees(1) ...............................       01/07/09        3.500          10,000,000



   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  DECEMBER 31, 2008                                         7


BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2008 (unaudited)


  Principal                                                          Maturity      Interest
   Amount                                                              Date          Rate             Value
------------                                                         --------      --------        -----------
                 MUNICIPAL BONDS (continued)
$ 10,000,000     Virginia College Building Authority,
                   Educational Facilities Revenue(1) .........       01/02/09        0.900%       $ 10,000,000
   5,000,000     Virginia Commonwealth University(1) .........       01/02/09        1.050           5,000,000
                                                                                                  ------------
                 Total Municipal Bonds .......................                                     269,480,000
                                                                                                  ------------
                 U.S. GOVERNMENT AGENCY OBLIGATIONS (7.0%)
   4,300,000     Federal Farm Credit Bank ....................       06/15/09        3.950           4,328,879
   8,000,000     Federal Farm Credit Bank ....................       08/03/09        5.250           8,115,073
  50,000,000     Federal Home Loan Bank ......................       01/26/09        2.516          49,913,194
   7,940,000     Federal Home Loan Bank ......................       04/21/09        2.350           7,935,812
   8,600,000     Federal Home Loan Bank ......................       05/07/09        2.750           8,600,000
   8,600,000     Federal Home Loan Bank ......................       05/13/09        2.375           8,594,371
  25,000,000     Federal National Mortgage Assoc .............       03/31/09        2.733          24,833,125
  12,800,000     FHLMC .......................................       05/18/09        2.500          12,800,000
  25,000,000     FHLMC .......................................       02/19/09        2.622          24,911,528
   8,000,000     FHLMC .......................................       04/21/09        0.350           7,991,444
                                                                                                  ------------
                 Total U.S. Government Agency
                   Obligations................................                                     158,023,426
                                                                                                  ------------
                 TIME DEPOSITS (10.4%)
  20,000,000     Bank of Ireland .............................       01/02/09        0.150          20,000,000
  50,000,000     Dresdner Bank AG ............................       01/02/09        0.010          50,000,000
  50,000,000     HBOS Treasury Services ......................       01/02/09        0.010          50,000,000
  45,000,000     HSBC Bank ...................................       01/02/09        0.031          45,000,000
  50,000,000     Royal Bank of Canada ........................       01/02/09        0.010          50,000,000
  20,000,000     Toronto Dominion Bank .......................       01/02/09        0.010          20,000,000
                                                                                                  ------------
                 Total Time Deposits..........................                                     235,000,000
                                                                                                  ------------


   The accompanying notes are an integral part of these financial statements.

8


BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2008 (unaudited)


  Principal                                                          Maturity      Interest
   Amount                                                              Date          Rate             Value
------------                                                         --------      --------        -----------

                 REPURCHASE AGREEMENTS (8.9%)
$30,000,000      Barclays (Agreement dated 12/31/08
                   collateralized by FNMA 7.500%,
                   due 11/01/37, value $30,600,000)...........       01/02/09        0.040%       $ 30,000,000
 50,000,000      BNP Paribas (Agreement dated 12/31/08
                   collateralized by FNMA 5.500%-6.000%,
                   due 01/01/34-09/01/38, value $51,000,001)..       01/02/09        0.050          50,000,000
 40,000,000      Deutsche Bank (Agreement dated 12/31/08
                   collateralized by FMAC 6.067%,
                   due 11/01/36, value $40,800,000)...........       01/02/09        0.100          40,000,000
 40,000,000      Royal Bank of Canada (Agreement dated
                   12/31/08 collateralized by FNMA 5.500%,
                   due 12/01/34, value $40,800,000)...........       01/02/09        0.100          40,000,000
 40,000,000      Societe Generale (Agreement dated
                   12/31/08 collateralized by FNMA 6.000%,
                   due 02/01/38, value $40,800,000)...........       01/02/09        0.080          40,000,000
                                                                                                  ------------
                 Total Repurchase Agreements.................................                      200,000,000
                                                                                                  ------------
TOTAL INVESTMENTS AT AMORTIZED COST..........................................         99.7%     $2,246,342,913
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...............................          0.3           7,577,989
                                                                                     -----      --------------
NET ASSETS...................................................................        100.0%     $2,253,920,902
                                                                                     =====      ==============


----------
(1)   Variable rate instrument. Interest rates change on specific dates (such as coupon or interest  payment date). The yield shown represents the December
      31, 2008 coupon or interest rate.

Abbreviations:

FHLMC - Federal Home Loan Mortgage Association
FMAC - Federal Mortgage Association of Canada
FNMA - Federal National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  DECEMBER 31, 2008                                         9


BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2008 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund adopted  Financial  Accounting  Standards  Board Statement of Financial
Accounting  Standards No. 157, Fair Value  Measurements  ("FAS 157"),  effective
July 1, 2008. For net asset valuation determination purposes, various inputs are used in  determining  the value of the  Fund's  investments.  These  inputs  are summarized in the three broad levels listed below.

--    Level 1 - quoted prices in active markets for identical investments.

--    Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

--    Level 3 -  significant  unobservable  inputs  (including  the  Fund's  own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments carried at value:

                                                                  Investments in
Valuation Inputs                                                    Securities
----------------                                                  --------------
Level 1 - Quoted prices ...................................       $            0
Level 2 - Other Significant Observable Inputs .............        2,246,342,913
Level 3 - Significant Unobservable Inputs .................                    0
                                                                  --------------
   Total ..................................................       $2,246,342,913
                                                                  ==============

   The accompanying notes are an integral part of these financial statements.

10

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008 (unaudited)

ASSETS:

   Investments, at amortized cost ........................      $ 2,046,342,913
   Repurchase Agreements .................................          200,000,000
   Cash ..................................................            3,320,088
   Receivables for:
     Interest ............................................            5,082,666
     Other assets ........................................              297,149
                                                                ---------------
       Total Assets ......................................        2,255,042,816
                                                                ---------------
LIABILITIES:
   Payables for:
     Shareholder servicing fees ..........................              485,585
     Investment advisory and administrative fees .........              387,937
     Dividends declared ..................................               96,945
     Custody and accounting fees .........................               93,137
     Professional fees ...................................               56,310
     Board of Trustees' fees .............................                1,000
   Accrued expenses and other liabilities ................                1,000
                                                                ---------------
       Total Liabilities .................................            1,121,914
                                                                ---------------
NET ASSETS ...............................................      $ 2,253,920,902
                                                                ===============
Net Assets Consist of:
   Paid-in capital .......................................      $ 2,253,921,587
   Undistributed net investment income ...................               12,912
   Accumulated net realized loss on investments ..........              (13,597)
                                                                ---------------
Net Assets ...............................................      $ 2,253,920,902
                                                                ===============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
REGULAR SHARES NET ASSET VALUE
   ($1,432,995,459 / 1,432,995,458 shares outstanding)...                  $1.00
                                                                           =====
INSTITUTIONAL SHARES NET ASSET VALUE
   ($820,925,443 / 820,925,446 shares outstanding).......                  $1.00
                                                                           =====

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  DECEMBER 31, 2008                                        11


BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended December 31, 2008 (unaudited)

NET INVESTMENT INCOME:
   Income:
     Interest and other income ...............................     $ 24,098,579
   Expenses:
     Investment advisory and administrative fees .............        2,410,867
     Shareholder servicing fees ..............................        1,714,628
     Custody and accounting fees .............................          210,800
     Board of Trustees' fees .................................           40,034
     Professional fees .......................................           31,013
     Miscellaneous expenses ..................................          393,066
                                                                   ------------
       Total Expenses ........................................        4,800,408
       Expense offset arrangement ............................          (16,706)
                                                                   ------------
       Net Expenses ..........................................        4,783,702
                                                                   ------------
   Net Investment Income .....................................       19,314,877
                                                                   ============
NET REALIZED LOSS:
   Net realized loss on investments ..........................          (13,597)
                                                                   ------------
   Net Increase in Net Assets Resulting from Operations ......     $ 19,301,280
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

12

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                       For the six
                                                                      months ended            For the
                                                                    December 31, 2008        year ended
                                                                       (unaudited)         June 30, 2008
                                                                    -----------------     ---------------
INCREASE IN NET ASSETS:
   Operations:
     Net investment income .....................................    $    19,314,877       $    95,961,462
     Net realized loss on investments ..........................            (13,597)                   --
                                                                    ---------------       ---------------
     Net increase in net assets resulting
       from operations .........................................         19,301,280            95,961,462
                                                                    ---------------       ---------------
   Dividends and distributions declared:
     From net investment income:
       Regular shares ..........................................        (11,591,788)          (50,922,406)
       Institutional shares ....................................         (7,710,177)          (45,039,056)
                                                                    ---------------       ---------------
         Total dividends and distributions declared. ...........        (19,301,965)          (95,961,462)
                                                                    ---------------       ---------------
   From Fund Share (Principal) Transactions at
     Net Asset Value of $1.00 per share:
       Fund shares sold ........................................      1,415,454,288         4,249,639,531
       Fund shares issued in reinvestments of dividends ........          7,212,523                52,591
       Fund shares repurchased .................................     (1,342,642,930)       (4,387,608,450)
                                                                    ---------------       ---------------
         Net increase (decrease) in net assets resulting
           from fund share transactions ........................         80,023,881          (137,916,328)
                                                                    ---------------       ---------------
NET ASSETS:
   Beginning of year ...........................................      2,173,897,706         2,311,814,034
                                                                    ---------------       ---------------
   End of period ...............................................    $ 2,253,920,902       $ 2,173,897,706
                                                                    ===============       ===============


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  DECEMBER 31, 2008                                        13


BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Regular  share  outstanding  throughout each period


                                    For the six
                                    months ended
                                     December 31,                    For the years ended June 30,
                                        2008          ----------------------------------------------------------
                                     (unaudited)       2008         2007         2006         2005         2004
                                    ------------      ------       ------       ------       ------       ------
Net asset value,
   beginning of period .............   $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
Income from investment
   operations:
   Net investment income. ..........     0.01           0.04         0.05         0.04         0.01         0.01
Dividends to shareholders from
   net investment income. ..........    (0.01)         (0.04)       (0.05)       (0.04)       (0.01)       (0.01)
                                       ------         ------       ------       ------       ------       ------
Net asset value,
   end of period ...................   $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                       ======         ======       ======       ======       ======       ======
Total return .......................     0.85%          3.77%        4.97%        3.76%        1.72%        0.59%
Ratios/Supplemental data:
   Net assets, end of period
     (in millions) .................   $1,433         $1,409       $1,172       $1,506       $1,258       $1,375
   Ratio of expenses to
     average net assets.. ..........     0.53%(1)       0.51%        0.51%(3)     0.53%(3)     0.52%(3)     0.52%(3)
   Expense offset
     arrangement ...................     0.00%(1),(2)   0.00%(2)       --           --           --           --
                                       ------         ------       ------       ------       ------       ------
     Total expenses ................     0.53%(1)       0.51%        0.51%        0.53%        0.52%        0.52%
                                       ======         ======       ======       ======       ======       ======
   Ratio of net investment income to
     average net assets.. ..........     1.69%(1)       3.63%        4.79%(3)     3.75%(3)     1.70%(3)     0.59%(3)


----------
(1)   Annualized.

(2)   Less than 0.01%.

(3)   Ratios include the Fund's share income,  expenses paid by, and the expense offset arrangement,  of the BBH US Money Market Portfolio,  which the Fund invested in through June 12, 2007, as appropriate.

   The accompanying notes are an integral part of these financial statements.

14

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected  per share  data and  ratios  for an  Institutional  share  outstanding throughout each period


                                                  For the six                             For the period from
                                                 months ended                              January 26, 2007
                                                 December 31,                              (commencement of
                                                     2008          For the year ended     operations) through
                                                  (unaudited)         June 30, 2008          June 30, 2007
                                                 ------------      ------------------     --------------------
Net asset value,
   beginning of period ....................         $ 1.00              $ 1.00                   $1.00
Income from investment operations:
   Net investment income ..................           0.01                0.04                    0.02
Dividends to shareholders from net
   investment income ......................          (0.01)              (0.04)                  (0.02)
                                                    ------              ------                  ------
Net asset value, end of period ............         $ 1.00              $ 1.00                  $ 1.00
                                                    ======              ======                  ======
Total return ..............................           0.97%               4.02%                   2.21%(1)
Ratios/Supplemental data:
   Net assets, end of period
     (in millions) ........................         $  821              $  765                  $1,140
   Ratio of expenses to average
     net assets ...........................           0.29%(3)            0.26%                   0.26%(2),(3)
   Expense offset arrangement. ............           0.00%(3),(4)        0.00%(4)                  --
                                                    ------              ------                  ------
     Total expenses .......................           0.29%(3)            0.26%                   0.26%
                                                    ======              ======                  ======
   Ratio of net investment income to
     average net assets ...................           1.96%(3)            3.86%                   5.07%(2),(3)


----------
(1)   Inception to date return.

(2)   Ratios include the Fund's share income,  expenses paid by, and the expense offset arrangement,  of the BBH US Money Market Portfolio,  which the Fund invested in through June 12, 2007, as appropriate.

(3)   Annualized.

(4)   Less than 0.01%. BBH MONEY MARKET FUND

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  DECEMBER 31, 2008                                        15


BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2008 (Unaudited)

1.    Organization and Significant  Accounting  Policies.  BBH Money Market Fund
      (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment  Company Act of 1940, as amended.
      The Trust is an open-end  management  investment  company  organized  as a
      Massachusetts  business  trust  on  June 7,  1983  and  re-organized  as a
      Delaware  statutory trust on June 12, 2007. The Fund commenced  operations on December 12, 1983.  The  Declaration  of Trust  permits the Trustees to create an unlimited  number of series,  each of which may issue a separate class of shares.  The Fund established a new class of shares designated as
      "Institutional  Shares".  Institutional Shares opened on December 19, 2006
      and  commenced   operations  on  January  26,  2007.  Regular  Shares  and
      Institutional  Shares have different operating  expenses.  At December 31,
      2008, there were six series of the Trust.

      Prior to June 12, 2007 the Fund invested all of its  investable  assets in the BBH U.S.  Money Market  Portfolio  (the  "Portfolio"),  a diversified,
      open-end   management   investment  company  having  the  same  investment
      objectives  as the Fund.  Effective  June 12, 2007,  the Fund redeemed its shares of the Portfolio and began  investing  its assets  directly.  There were no changes to the Fund's investment  policies and  restrictions.  The
      Fund recorded its share of the Portfolios' income and expenses daily until the date of the redemption.

      The Fund's financial statements are prepared in accordance with accounting principles  generally  accepted  in the United  States of  America,  which require  management to make certain  estimates and assumptions at the date of the  financial  statements  and are based,  in part,  on the  following accounting policies. Actual results could differ from those estimates.

      A.    Valuation  of  Investments.  The  Fund  values  its  investments  at amortized cost, which approximates  market value. The amortized cost method  values a security  at its cost at the time of  purchase  and thereafter  assumes  a  constant  amortization  to  maturity  of any discount  or  premium.  The  Fund's  use  of  amortized  cost  is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

      B.    Investment  Transactions  and Income.  Investment  transactions  are accounted for on the trade date.  Realized gains and losses, if any,
            from  investment   transactions  are  determined  on  the  basis  of
            identified  cost.  Interest income consists of interest  accrued and discount earned  (including both original issue and market discount)
            and premium  amortization  on the  investments of the Fund,  accrued ratably to the date of maturity.

      C.    Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal  Reserve  Bank of New York.  Repurchase  agreements  are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually  agreed upon time and price. The repurchase  price exceeds the

16

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2008 (Unaudited)

            sale  price,  reflecting  the Fund's  return on the  transaction  or effectively  the interest rate paid by the dealer to the Fund.  This return is unrelated to the interest rate on the underlying security.
            The Fund will enter into  repurchase  agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Investment Adviser.  The Fund's custodian or sub-custodian  will take possession of the securities  subject to repurchase agreements.  The Investment Adviser or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security  always  equals or exceeds the  repurchase
            price.   Repurchase   agreements   are  subject  to  credit   risks.
            Information  regarding  repurchase  agreements  is  included  in the
            Portfolio of Investments.

      D.    Federal  Income  Taxes.  Each  series of the Trust is  treated  as a separate  entity for federal  income tax purposes.  It is the Fund's policy to comply with the  provisions  of the Internal  Revenue Code applicable  to  regulated  investment  companies  and to  distribute substantially  all  of  its  taxable  income  to  its  shareholders.
            Accordingly,  no federal  income tax provision is required.  At June
            30, 2008,  the cost of  investments  for federal income tax purposes was  equal  to the  amortized  cost  of  investments  for  financial statement purposes.

      E.    Dividends and  Distributions  to  Shareholders.  Dividends  from net
            investment   income  are   declared   daily  and  paid   monthly  to
            shareholders.   The  Fund  declared  dividends  in  the  amounts  of
            $11,591,788   and   $7,710,177   to   Regular   and    Institutional
            shareholders, respectively, during the six months ended December 31,
            2008. The Fund declared  dividends in the amounts of $50,922,406 and
            $45,039,056 to Regular and Institutional shareholders, respectively, during  the year  ended  June 30,  2008.  The tax  character  of the dividends  declared  in the six  months  and  year  ended  was  100%
            ordinary income.

            The  Fund  had a net  capital  loss  carryforward  of  approximately
            $39,121 which expires as follows:

                          Expiration Date               Amount
                          ---------------               -------
                            06/30/2016                  $39,121

            The  differences   between   book-basis  and  tax-basis   unrealized
            appreciation/(depreciation)  is  attributable  primarily  to the tax deferral of losses on wash sales and post-October short term capital loss deferral.

            To the extent that this net capital loss carryover is used to offset future capital gains, it is probable the gains to offset will not be distributed  to  shareholders  since any such  distributions  may be taxable to shareholders as ordinary income.

FINANCIAL STATEMENT  DECEMBER 31, 2008                                        17


BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2008 (Unaudited)

      F.    Accounting  Developments.  In  June  2006,  the  Fund  adopted  FASB
            Interpretation  No. 48 "Accounting  for Uncertainty in Income Taxes"
            ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be  recognized,  measured,  presented  and  disclosed  in the
            financial  statements.   FIN  48  requires  the  evaluation  of  tax
            positions  taken or expected to be taken in the course of  preparing the Fund's tax returns to determine  whether the tax  positions  are
            "more-likely-than-not"  of being  sustained  by the  applicable  tax authority. Tax positions not deemed to meet the more-likely-than-not threshold  would be  recorded  as a tax  benefit  or  expense in the current year. The adoption of FIN 48 had no impact on the operations of the Fund for the period ended December 31, 2008.

            In March 2008,  Statement of Financial Accounting Standards No. 161,
            "Disclosures  about Derivative  Instruments and Hedging  Activities"
            ("SFAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires  enhanced  disclosures to provide information about the reasons the Fund invests in derivative instruments,  the  accounting  treatment and the effect  derivatives have on financial  performance.  Management is currently  evaluating the  impact  the  adoption  of SFAS  161  will  have  on the  Fund's financial statement disclosures.

2.    Transactions with Affiliates.

      Investment  Advisory and  Administrative  Fees.  Effective  June 12, 2007,
      under a combined Investment Advisory and Administrative Services Agreement
      ("Agreement") with the Trust, a separately  identifiable department within
      Brown  Brothers  Harriman  &  Co.  ("BBH")  provides   investment  advice,
      portfolio management and administrative services to the Fund. BBH receives a combined fee from the Fund for  investment  advisory and  administrative services calculated daily and paid monthly at an annual rate equivalent to
      0.25% on the first  $1,000,000,000  of the Fund's average daily net assets
      and  0.20%  of  the  Fund's   average   daily  net  assets  in  excess  of
      $1,000,000,000.  BBH  has  a  subadministration  services  agreement  with
      Federated  Services  Company  ("FSC") for which FSC receives  compensation paid by BBH. For the six months ended December 31, 2008, the Fund incurred
      $2,410,867 for investment advisory and administrative services.

18

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2008 (Unaudited)

      Shareholder   Servicing  Fees.  The  Trust  has  a  shareholder  servicing agreement  with BBH for which BBH receives a fee from the Fund  calculated daily and paid  monthly at an annual rate of 0.25% of the Regular  shares'
      average daily net assets.  For the six months ended December 31, 2008, the
      Fund incurred $1,714,628 for shareholder servicing services.

      Custody and  Accounting  Fees. BBH acts as a custodian and shall receive a custody  and  accounting  fee  from  the Fund  calculated  daily  and paid monthly. The custody fee is a transaction based fee with an annual minimum of $20,000, and the accounting fee is calculated at 0.01% per annum on the first $1 billion of net assets and 0.005% per annum on all net assets over
      $1 billion.  For the six months ended December 31, 2008, the Fund incurred
      $210,800 for custody and accounting  services.  These fees were reduced by
      $16,706  as a result of an  expense  offset  arrangement  with the  Fund's custodian.  In the event  that the Fund is  overdrawn,  under the  custody agreement  with BBH,  BBH will make  overnight  loans to the Fund to cover overdrafts.  Pursuant to the agreement  the Fund will be charged  interest based on LIBOR on the day of the  overdraft  plus one  percent.  The total interest  paid by the Fund for the six months ended  December 31, 2008 was
      $9,330.

      Board of Trustees'  Fees.  Each Trustee  receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six  months  ended  December  31,  2008,  the Fund  incurred  $40,034  for
      Trustees' fees.

FINANCIAL STATEMENT  DECEMBER 31, 2008                                        19


BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2008 (Unaudited)

3.    Capital  Stock.  The Trust is permitted  to issue an  unlimited  number of
      Regular Shares and Institutional Shares of capital stock, at no par value.
      Transactions in shares of capital stock were as follows:

                                                            Shares
                                              ----------------------------------
                                                 For the six       For the year
                                                months ended           ended
                                              December 31, 2008    June 30, 2008
                                              -----------------    -------------
Regular Shares
Capital stock sold .........................     766,475,815      2,213,057,812
Capital stock issued in connection with
   reinvestment of dividends ...............       4,219,043             52,591
Capital stock redeemed .....................    (746,648,201)    (1,976,287,295)
                                                ------------     --------------
Net increase ...............................      24,046,657        236,823,108
                                                ============     ==============
Institutional Shares
Capital stock sold .........................     648,978,473      2,036,581,719
Capital stock issued in connection
   with reinvestment of dividends ..........       2,993,480                 --
Capital stock redeemed .....................    (595,994,729)    (2,411,321,155)
                                                ------------     --------------
Net increase (decrease) ....................      55,977,224       (374,739,436)
                                                ============     ==============

20


BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
December 31, 2008 (unaudited)

EXAMPLE

As a shareholder of BBH Money Market Fund (the "Fund"),  you may incur two types of costs: (1) transaction costs on purchase payments,  reinvested dividends,  or other  distributions;  and  exchange  fees;  and (2)  ongoing  costs,  including management  fees; and other Fund expenses.  This Example is intended to help you understand  your  ongoing  costs (in  dollars) of  investing  in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

ACTUAL EXPENSES

The first line of the table below  provides  information  about  actual  account values and actual expenses.  You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6),  then  multiply  the result by the number in the first line under the heading  entitled  "Expenses  Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second  line of the table  below  provides  information  about  hypothetical account  values and  hypothetical  expenses  based on the Fund's actual  expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical  account values and expenses may not be used to estimate  the actual  ending  account  balance or  expenses  you paid during the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so,  compare this 5%  hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

FINANCIAL STATEMENT  DECEMBER 31, 2008                                        21


BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
December 31, 2008 (unaudited)

Please note that the  expenses  shown in the table are meant to  highlight  your ongoing  costs  only  and  do not  reflect  any  transactional  costs,  such  as redemption  fees or exchange  fees.  Therefore,  the second line of the table is useful in comparing  ongoing  costs only,  and will not help you  determine  the
relative  total  costs  of  owning  different  funds.  In  addition,   if  these
transactional costs were included, your costs would have been higher.

                                                               Expenses Paid
                             Beginning         Ending          During Period
                          Account Value    Account Value      July 1, 2008 to
                          July 1, 2008   December 31, 2008  December 31, 2008(1)
                          ------------   -----------------  --------------------
Regular Shares
Actual..................     $1,000          $1,008.50             $2.68
Hypothetical(2).........     $1,000          $1,022.53             $2.70

                                                               Expenses Paid
                             Beginning         Ending          During Period
                          Account Value    Account Value      July 1, 2008 to
                          July 1, 2008   December 31, 2008  December 31, 2008(1)
                          ------------   -----------------  --------------------
Institutional Shares
Actual..................     $1,000           $1009.70             $1.47
Hypothetical(2).........     $1,000           $1023.74             $1.48

----------
(1)   Expenses  are equal to the Fund's  annualized  expense  ratio of 0.53% and
      0.29% for Regular and Institutional  shares,  respectively,  multiplied by
      184/365 (to reflect the one half-year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation,  the  applicable  annualized  expense ratio for each class of shares is subtracted from the assumed return before expenses.

22

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
December 31, 2008 (unaudited)

APPROVAL OF INVESTMENT ADVISORY/ADMINISTRATIVE SERVICES AGREEMENT

At a meeting held on December 10, 2008,  the Board of Trustees  (the "Board") of
the   Trust   unanimously   approved   the   continuance   of   the   Investment
Advisory/Administrative  Services  Agreement  (the  "Agreement")  which had been approved by  shareholders  on May 23,  2007.  The  following is a summary of the factors the Board took into consideration in making its determination to approve continuance of the Agreement.

Nature,  Extent and Quality of Services  Provided by Brown Brothers  Harrriman's
Mutual Fund Advisory Department (the "SID")

The Board  noted that,  under the  Agreement  in respect of each Fund,  the SID, subject  to the  supervision  of the  Board,  is  responsible  for  providing  a continuous  investment  program  and  making  purchases  and sales of  portfolio securities  consistent with the Funds' investment objective and policies.  Under the Agreement,  Brown Brothers  Harriman & Co. ("BBH")  provides  administrative services to each Fund.

The Board considered the scope and quality of services provided by BBH under the
Agreement and noted that the scope of services  provided had expanded over time, primarily  as a result of  regulatory  developments.  The Board noted that,  for example,  BBH is  responsible  for  maintaining  and  monitoring its own and, to varying degrees,  the Funds' compliance  program,  and these compliance programs continuously evolved in light of regulatory  developments and requirements.  The
Board  considered  the quality of the  investment  research  and  administrative capabilities  of BBH and the other  resources  it has  dedicated  to  performing services for the Funds. The Board concluded that,  overall,  they were satisfied with the nature,  extent and  quality of services  provided to each of the Funds under the Agreement.

Costs of Services Provided and Profitability to BBH

At  the  request  of  the  Board,  BBH  provided   information   concerning  the
profitability of BBH's current  investment  company advisory and other fees. The
Board also reviewed BBH's  profitability data for each Fund, which also included the effect of revenue  generated by the shareholder  servicing,  administration, custody,  securities  lending,  and  other  fees  paid by the  Fund.  The  Board
discussed  the  difficulty  of  making  comparisons  of  profitability   because
comparative  information is not generally  publicly available and is affected by numerous factors,  including the structure of the service provider, the types of funds it  manages  and  administers,  its  business  mix,  numerous  assumptions regarding allocations and the entity's capital structure and cost of capital. In considering  profitability  information,  the  Board  considered  the  effect of
fall-out  benefits  on  BBH's  expenses,   as  well  as  the  "revenue  sharing"
arrangements BBH has entered into with certain  entities that distribute  shares of the Funds. The Board focused on profitability of BBH's relationships with the
Funds before taxes and  distribution  expenses.  The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

FINANCIAL STATEMENT  DECEMBER 31, 2008                                        23


BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2008 (unaudited)

Fall-Out Benefits

The  Board   considered  that  BBH  does  not  allocate  the  Funds'   portfolio
transactions for third party research,  although it did benefit from proprietary research  received  from brokers that execute the Funds'  purchases and sales of securities.  The Board  recognized  that the  aggregate  amount  of  commissions generated by Fund  transactions  was  unlikely to result in the Funds  receiving from full service broker dealers substantial  discounts on commission rates. The
Board received and reviewed  information  concerning BBH's policies with respect to  allocating  portfolio  brokerage  and  discussed  with BBH its  approach  to obtaining and monitoring best execution.

The Board also  considered  that BBH receives  shareholder  servicing  fees from certain funds, and is the Funds' administrator, custodian and securities lending agent.  The Board  noted that BBH  retained no portion of the 12b-1 fees paid by any Fund that operated with a Rule 12b-1 plan. The Board  recognized  that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH clients, and that substantial  assets  are  invested  in  the  Funds  as a  result  of an  overall investment  management  program  for the  shareholder.  The Board noted that the
Funds also derive  reputational  and other benefits from their  association with
BBH and their use of the BBH name,  which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues  associated  with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' fee  schedules,  other than the fee schedule for
BBH Money  Market  Fund,  do not  contain  breakpoints.  As a result,  if assets increase,  the fee rates would not be reduced for these Funds on the incremental assets.  With  respect to the BBH Money  Market  Fund,  the  breakpoint  will be reviewed every three (3) years by the Board, and may be adjusted upwards to take into account the effects of inflation or such other basis as may be appropriate, subject to the approval of shareholders to the extent required by the 1940 Act.

There may be other  economies of scale  because many  expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced its  services in  recognition  of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of these  services and total  expenses for each Fund were fair and reasonable.  In addition,  the Board noted that over the years BBH had supported
certain  Funds  through  fee  waivers  and  expense  reimbursements.   Based  on
information  they had been provided over many years,  the Board observed that in the mutual  fund  industry  as a whole,  as well as among  funds  similar to the
Funds,  there  appeared  to be no  uniformity  or  pattern in the fees and asset levels at which  breakpoints (if any) apply. In light of the Funds' current size and expense structure,  the Board concluded that it was unnecessary at this time to consider  breakpoints with respect to the Funds, other than for the BBH Money
Market Fund.

24

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2008 (unaudited)

Investment Results

The Board considered the investment  results of each of the Funds as compared to investment  companies  with its peers and with one or more  selected  securities indices.  In addition to the  information  received by the Board for the meeting held on December 10, 2008,  which included  performance of each Fund compared to its  peers  over  the  prior  1-,  3-,  and 5- year  periods  and  compared  the performance  information  to one or  more  securities  indices  over  comparable periods.  The Board received detailed  performance  information for each Fund at each regular Board meeting during the year.

Fee Rates

The  Board  considered  the  fee  rates  paid by each  Fund  to BBH.  The  Board recognized  that it is difficult to make  comparisons of these fee rates,  or of combined advisory and  administration  fees, because there are variations in the services that are included in the fees paid by other funds.

The  Board  considered  the  depth  and  range of  services  provided  under the
Agreement.  For example,  in addition to a continuous  investment  program,  BBH provides,  among other things,  officers  (including the Funds' Chief Compliance
Officer and  officers to provide  required  certifications)  and  administrative services,  such as  shareholder  communications,  and tax  compliance,  with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers.

The  following  factors  specific  to BBH Money  Market Fund also were noted and considered by the Board in deciding to approve the Agreement:

The Board reviewed  information showing performance of the BBH Money Market Fund compared  to other  funds in the  iMoneyNet  (1st  Tier  Retail)  and (1st  Tier
Institutional).  The  comparative  information  showed that the BBH Money Market
Fund had  outperformed  or performed in line with the averages over all relevant periods.  The Board also  viewed  with favor  that the total  expense  ratio was substantially  lower than the averages in the  iMoneyNet  categories.  The Board also  noted that the BBH Money  Market  Fund had  maintained  a stable net asset value of one dollar at all times.  Taking into account these comparisons and the other factors  considered,  the Board concluded that the BBH Money Market Fund's investment results over time and expense ratios had been satisfactory.

Conflicts of Interest

As a general matter,  certain conflicts of interest may arise in connection with a portfolio manager's  management of a Fund's investments,  on the one hand, and
the   investments  of  other  accounts  for  which  the  portfolio   manager  is
responsible, on the other. For example, it is possible that the various accounts managed  could  have  different  investment  strategies  that,  at times,  might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be

FINANCIAL STATEMENT  DECEMBER 31, 2008                                        25


BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2008 (unaudited)

desirable  for  more  than  one  account,  possible  conflicts  could  arise  in determining  how to allocate  them.  Other  potential  conflicts  might  include conflicts created by specific portfolio manager compensation  arrangements,  and conflicts  relating to selection of brokers or dealers to execute Fund portfolio trades  and/or  specific uses of  commissions  from Fund  portfolio  trades (for example, research, or "soft dollars").

BBH has  adopted  and  implemented  policies  and  procedures,  including  trade allocation  procedures,  which are designed to address the conflicts  associated with managing multiple accounts for multiple clients. In addition,  BBH monitors a variety of areas, including compliance with account investment guidelines, the inclusion  only of securities  approved for purchase by an oversight  committee, and  compliance  with  the  Code of  Ethics.  Finally,  BBH has  structured  the portfolio  managers'  compensation  in a  manner,  and the  Funds  have  adopted policies  and  procedures,  reasonably  designed to  safeguard a Fund from being negatively  affected  as a result of any such  potential  conflicts.  The Funds'
management and Chief Compliance  Officer report to the Board on relevant polices and procedures.

26

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the
Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q."
Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and
may be reviewed and copied at the SEC's Public Reference Room in Washington, DC
(call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings
Information."

A copy of the Fund's Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a record of how the Fund voted any such proxies during the most recent
12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the Edgar database on the SEC's website at www.sec.gov.

                                   BROWN [LOGO]
                                   BROTHERS
                                   HARRIMAN

                                   BROWN [LOGO]
                                   BROTHERS
                                   HARRIMAN

                               Semi-Annual Report
                                DECEMBER 31, 2008

                            BBH TAX EXEMPT MONEY FUND


BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
December 31, 2008 (unaudited)

BREAKDOWN BY BOND TYPE

                                                                      Percent of
                                                      U.S. $ Value    Net Assets
                                                      ------------    ----------
Certificates of Participation ..................       $41,587,607        5.3%
Education ......................................       168,608,062       21.6
General Obligations ............................       208,767,567       26.8
Government Collateral ..........................        41,646,892        5.4
Health Care ....................................        46,400,000        6.0
Miscellaneous ..................................        22,664,872        2.9
Transportation .................................        65,243,564        8.4
Utilities ......................................        49,685,000        6.4
Water/Sewer ....................................        50,600,859        6.5
Commercial Paper ...............................        75,081,000        9.6
Other Assets in Excess of Liabilities ..........         8,479,217        1.1
                                                      ------------      -----
NET ASSETS .....................................      $778,764,640      100.0%
                                                      ============      =====

TOP FIVE HOLDINGS BY STATE

                                                                     Percent of
                                                     U.S. $ Value    Net Assets
                                                     ------------    ----------
North Carolina .................................     $131,449,361        17.1%
Texas  78,851,070 ..............................                         10.2
Pennsylvania ...................................       50,881,902         6.5
Virginia .......................................       39,251,681         4.9
Maryland .......................................       38,556,100         4.7
Other States ...................................      431,295,309        55.5
Other Assets in Excess of Liabilities ..........        8,479,217         1.1
                                                     ------------       -----
NET ASSETS .....................................     $778,764,640       100.0%
                                                     ============       =====

All data as of December 31, 2008. The Fund's breakdown by bond type and top five holdings by state are expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

2


BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2008 (unaudited)


   Principal                                                     Maturity        Interest
    Amount                                                         Date            Rate             Value
  -----------                                                    --------        --------        -----------
                MUNICIPAL BONDS (89.3%)
                CERTIFICATES OF PARTICIPATION (5.3%)
  $10,000,000   Charlotte, North Carolina(1) .................   01/01/09          1.500%       $ 10,000,000
    4,500,000   Mecklenburg County, North Carolina(1) ........   01/01/09          2.000           4,500,000
    2,065,000   North Carolina Infrastructure
                  Finance Corp. ..............................   05/01/09          5.000           2,087,607
    6,000,000   Raleigh, North Carolina(1) ...................   01/07/09          1.380           6,000,000
   15,000,000   University of Illinois Board of Trustees(1) ..   01/07/09          3.500          15,000,000
    4,000,000   Winston-Salem, North Carolina(1) .............   01/01/09          2.780           4,000,000
                                                                                                ------------
                Total Certificates of Participation                                               41,587,607
                                                                                                ============

                EDUCATION (21.6%)
    2,000,000   Arizona School Facilities Board
                  Revenue ....................................   07/01/09          5.250           2,042,055
    2,010,000   Arizona State Board of Regents ...............   06/01/09          4.000           2,030,339
    5,000,000   California Educational Facilities
                  Authority(1) ...............................   01/02/09          0.850           5,000,000
    9,850,000   Colorado Springs, Colorado(1) ................   01/02/09          1.000           9,850,000
    2,500,000   Connecticut State Health & Educational
                  Facilities Authority(1) ....................   01/02/09          0.700           2,500,000
    5,000,000   Delaware State Economic Development
                  Authority(1) ...............................   01/01/09          1.200           5,000,000
    4,770,000   Florida State Board of Education
                  Putters(1) .................................   01/01/09          1.200           4,770,000
    3,000,000   Harris County, Texas, Cultural Education
                  Facilities Finance Corp.(1) ................   01/02/09          1.100           3,000,000
    3,000,000   Massachusetts State Health &
                  Education Facilities Authority(1) ..........   01/01/09          0.950          3,000,0009
    3,700,000   Missouri State Health & Educational
                  Facilities Authority(1) ....................   01/02/09          0.900           3,700,000
    6,500,000   Missouri State Health & Educational
                  Facilities Authority(1) ....................   01/02/09          0.900           6,500,000
    2,400,000   Missouri State Health & Educational
                  Facilities Authority(1) ....................   01/02/09          1.150           2,400,000
    4,000,000   Missouri State Health & Educational
                  Facilities Authority(1) ....................   01/02/09          1.150           4,000,000


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  DECEMBER 31, 2008                                         3


BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2008 (unaudited)


   Principal                                                     Maturity        Interest
    Amount                                                         Date            Rate             Value
  -----------                                                    --------        --------        -----------
                MUNICIPAL BONDS (continued)
                EDUCATION (continued)
  $ 3,000,000   Missouri State Health & Educational
                  Facilities Authority(1) ....................   01/02/09          1.300%        $ 3,000,000
   10,000,000   Missouri State Health & Educational
                  Facilities Authority(1) ....................   01/07/09          1.750          10,000,000
    5,000,000   New Hampshire Health & Education
                  Facilities Authority(1) ....................   01/02/09          1.200           5,000,000
    4,000,000   New Hampshire Health & Education
                  Facilities Authority(1) ....................   01/07/09          0.600           4,000,000
    3,000,000   New Jersey State Educational Facilities
                  Authority(1) ...............................   01/07/09          1.500           3,000,000
    5,500,000   New Jersey State Educational Facilities
                  Authority(1) ...............................   01/07/09          1.500           5,500,000
    5,000,000   New York State Dormitory Authority
                  Revenue(1) .................................   01/01/09          1.170           5,000,000
    5,595,000   North Carolina Capital Facilities Finance
                  Agency(1) ..................................   01/01/09          1.180           5,595,000
   12,000,000   Northampton County, Pennsylvania,
                  Higher Education Authority91) ..............   01/01/09          2.000          12,000,000
    3,000,000   Pennsylvania State University(1) .............   01/01/09          1.080           3,000,000
   12,000,000   South Carolina Educational Facilities
                  Authority(1) ...............................   01/02/09          0.950          12,000,000
    3,000,000   Tarrant County, Texas, Cultural Education
                  Facilities Finance Corp.(1) ................   01/02/09          1.300           3,000,000
    4,425,000   University of Delaware(1) ....................   01/02/09          0.950           4,425,000
    2,500,000   University of Michigan(1) ....................   01/02/09          1.350           2,500,000
    2,000,000   University of Missouri(1) ....................   01/02/09          1.100           2,000,000
   10,500,000   University of Pittsburgh(1) ..................   01/01/09          3.150          10,500,000
    1,900,000   University of Pittsburgh .....................   09/15/09          2.500           1,921,902
    2,900,000   University of Texas(1) .......................   01/01/09          0.950           2,900,000
    1,000,000   University of Texas ..........................   07/01/09          5.000           1,012,706
    1,000,000   University of Texas ..........................   08/15/09          5.000           1,021,060
    2,040,000   Utah State Board of Regents(1) ...............   01/01/09          1.150           2,040,000
    1,800,000   Virginia College Building Authority,
                  Educational Facilities Revenue(1) ..........   01/02/09          0.900          1,800,0009


   The accompanying notes are an integral part of these financial statements.

4

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2008 (unaudited)


   Principal                                                     Maturity        Interest
    Amount                                                         Date            Rate             Value
  -----------                                                    --------        --------        -----------
                MUNICIPAL BONDS (continued)
                EDUCATION (continued)
   $5,500,000   Virginia College Building Authority,
                  Educational Facilities Revenue(1)...........   01/02/09          0.900%       $  5,500,000
    8,100,000   Virginia Commonwealth University(1)...........   01/02/09          1.050           8,100,000
                                                                                                ------------
                Total Education                                                                  168,608,062
                                                                                                ------------
                GENERAL OBLIGATIONS (26.8%)
    4,730,000   Allen, Texas, Independent School
                District(1) ..................................   01/01/09          1.700           4,730,000
    1,145,000   Anne Arundel County, Maryland ................   04/01/09          4.000           1,150,982
    2,310,000   Anne Arundel County, Maryland ................   04/01/09          4.000           2,322,069
    2,400,000   Buncombe County, North Carolina(1) ...........   01/01/09          2.050           2,400,000
    2,400,000   Buncombe County, North Carolina(1) ...........   01/01/09          2.050           2,400,000
    2,400,000   Buncombe County, North Carolina(1) ...........   01/01/09          2.050           2,400,000
    1,800,000   Chicago, Illinois(1) .........................   01/02/09          1.100           1,800,000
    1,280,000   Clyde Consolidated Independent School
                  District ...................................   02/15/09          3.500           1,282,979
    1,800,000   County of Montgomery, Maryland(1) ............   01/02/09          1.100           1,800,000
    1,900,000   County of Montgomery, Maryland(1) ............   01/02/09          1.300           1,900,000
    5,100,000   Cuyahoga County, Ohio(1) .....................   01/02/09          1.050           5,100,000
    6,500,000   Cuyahoga County, Ohio(1) .....................   01/02/09          1.050           6,500,000
    3,915,000   State of Delaware ............................   01/01/09          5.000           3,915,000
      500,000   State of Delaware ............................   03/01/09          4.250             502,081
    4,000,000   Denton, Texas, Independent School
                  District(1) ................................   01/01/09          1.150           4,000,000
      500,000   Durham, North Carolina .......................   02/01/09          5.000             501,377
    3,255,000   Fairfax County, Virginia .....................   04/01/09          5.000           3,287,106
    1,000,000   Fairfax County, Virginia .....................   04/01/09          5.250           1,007,762
    1,000,000   Fairfax County, Virginia .....................   10/01/09          5.000           1,029,690
    1,260,000   State of Florida .............................   07/01/09          5.000           1,284,935
    1,500,000   Florida State Board of Education .............   06/01/09          5.000           1,524,136
    4,500,000   Forsyth County, North Carolina(1) ............   01/01/09          2.030           4,500,000
    3,000,000   Forsyth County, North Carolina(1) ............   01/01/09          2.600           3,000,000


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  DECEMBER 31, 2008                                         5


BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2008 (unaudited)


   Principal                                                     Maturity        Interest
    Amount                                                         Date            Rate             Value
  -----------                                                    --------        --------        -----------
                MUNICIPAL BONDS (continued)
                GENERAL OBLIGATIONS (continued)
  $ 2,000,000   State of Georgia(1) ..........................   01/01/09          2.750%        $ 2,000,000
    4,620,000   State of Georgia .............................   07/01/09          5.750           4,714,700
    2,520,000   Greensboro, North Carolina ...................   03/01/09          5.250           2,533,525
   10,000,000   Guilford County, North Carolina(1) ...........   01/07/09          0.800          10,000,000
    3,100,000   Howard County, Maryland ......................   02/15/09          4.000           3,108,251
    3,025,000   Howard County, Maryland ......................   02/15/09          4.250           3,033,580
    1,300,000   Keller, Texas, Independent School
                  District(1) ................................   01/02/09          1.250           1,300,000
    2,610,000   Klein, Texas, Independent School
                  District ...................................   08/01/09          3.500           2,636,455
    5,000,000   State of Maryland ............................   02/01/09          5.000           5,014,522
    1,000,000   State of Maryland ............................   03/01/09          5.250           1,005,171
    2,000,000   State of Massachusetts(1) ....................   01/07/09          0.700           2,000,000
    3,100,000   Mecklenburg County, North Carolina(1) ........   01/07/09          0.740           3,100,000
    1,415,000   Mecklenburg County, North Carolina ...........   02/01/09          5.000           1,419,017
    2,450,000   Minneapolis, Minnesota, Special School
                  District No. 1 .............................   02/01/09          4.000           2,454,700
    3,275,000   State of Missouri ............................   08/01/09          5.000           3,325,875
    2,225,000   New Britain, Connecticut .....................   03/31/09          4.000           2,238,178
    2,710,000   New Castle County, Delaware ..................   07/15/09          4.000           2,744,545
      905,000   New York State Local Government
                  Assistance Corp. ...........................   04/01/09          5.000             913,915
   10,000,000   New York, New York(1) ........................   01/02/09          1.000          10,000,000
    2,000,000   State of North Carolina(1) ...................   01/07/09          0.800           2,000,000
    4,000,000   State of North Carolina(1) ...................   01/07/09          0.850           4,000,000
    7,000,000   State of North Carolina ......................   03/01/09          5.000           7,037,650
      800,000   State of North Carolina ......................   03/01/09          5.250             804,185
    1,750,000   State of Ohio ................................   05/01/09          5.500           1,770,913
    3,700,000   State of Oregon(1) ...........................   01/02/09          1.300           3,700,000
    2,000,000   State of Oregon(1) ...........................   01/02/09          1.300           2,000,000
   10,000,000   State of Oregon(1) ...........................   01/07/09          1.500          10,000,000
    2,660,000   State of Pennsylvania Putters(1) .............   01/01/09          1.180           2,660,000
    3,000,000   Port Tacoma, Washington(1) ...................   01/02/09          1.050           3,000,000


   The accompanying notes are an integral part of these financial statements.

6

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2008 (unaudited)


   Principal                                                     Maturity        Interest
    Amount                                                         Date            Rate             Value
  -----------                                                    --------        --------        -----------
                MUNICIPAL BONDS (continued)
                GENERAL OBLIGATIONS (continued)
  $ 4,500,000   Raleigh, North Carolina(1) ...................   01/07/09          1.350%       $  4,500,000
    5,000,000   State of Connecticut .........................   02/01/09          3.000           5,006,261
    7,000,000   State of Texas ...............................   08/28/09          3.000           7,064,032
   10,000,000   Union County, North Carolina(1) ..............   01/01/09          3.400          10,000,000
    7,000,000   Union County, North Carolina(1) ..............   01/07/09          1.250           7,000,000
    5,000,000   State of Virginia ............................   06/01/09          5.000           5,083,171
    1,500,000   Virginia Beach, Virginia .....................   03/01/09          5.250           1,508,815
    2,225,000   Virginia State Public School Authority .......   07/15/09          4.000           2,251,989
    2,000,000   Wake County, North Carolina(1) ...............   01/01/09          1.100           2,000,000
    3,000,000   Wake County, North Carolina(1) ...............   01/01/09          1.150           3,000,000
    2,500,000   Wilmington, North Carolina(1) ................   01/07/09          1.380           2,500,000
                                                                                                ------------
                Total General Obligations.....................                                   208,767,567
                                                                                                ------------

                GOVERNMENT COLLATERAL (5.4%)
    1,175,000   Frederick County, Maryland ...................   07/01/09          5.250           1,206,654
    1,660,000   Gainesville & Hall County, Georgia,
                  Hospital Authority .........................   05/15/09          5.200           1,697,705
    1,855,000   Houston, Texas, Independent School
                  District ...................................   02/15/09          4.750           1,862,245
    2,525,000   Houston, Texas, Independent School
                  District ...................................   02/15/09          5.250           2,536,390
    3,000,000   Houston, Texas, Independent School
                  District ...................................   02/15/09          5.250           3,012,342
    1,460,000   Irving, Texas, Waterworks & Sewer
                  Revenue ....................................   06/15/09          5.950           1,499,861
    1,005,000   Massachusetts State Water Pollution
                  Abatement ..................................   08/01/09          5.750           1,042,552
    4,070,000   Nashville & Davidson County,
                  Tennessee ..................................   05/15/09          5.125           4,163,000
    1,000,000   State of New York ............................   03/15/09          5.000           1,017,984
    1,500,000   New York State Urban
                  Development Corp. ..........................   01/01/09          4.750           1,515,000


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  DECEMBER 31, 2008                                         7


BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2008 (unaudited)


   Principal                                                     Maturity        Interest
    Amount                                                         Date            Rate             Value
  -----------                                                    --------        --------        -----------
                MUNICIPAL BONDS (continued)
                GOVERNMENT COLLATERAL (continued)
  $ 1,000,000   Oklahoma Turnpike Authority ..................   01/01/09          5.250%       $  1,000,000
    1,315,000   Oregon State Department of Administrative
                Services Lottery Revenue .....................   04/01/09          5.250           1,338,356
    2,000,000   Private College & University Authority .......   11/01/09          5.500           2,093,245
    3,000,000   Roswell, Georgia .............................   02/01/09          5.500           3,039,831
    5,000,000   Salem-Kaizer, Oregon, School District
                No. 24 .......................................   06/01/09          5.000           5,068,758
    2,000,000   Shelby County, Tennessee .....................   06/01/09          5.000           2,032,990
    1,000,000   Virginia Commonwealth Board of
                Transportation ...............................   05/15/09          5.750           1,027,523
    5,000,000   State of Washington ..........................   07/01/09          5.625           5,078,839
    1,375,000   Washington, District of Columbia .............   06/01/09          5.375           1,413,617
                                                                                                ------------
                Total Government Collateral ..................                                    41,646,892
                                                                                                ------------
                HEALTH CARE (6.0%)
 10,000,000     Charlotte-Mecklenburg, North Carolina,
                  Hospital Authority(1).......................   01/02/09          1.050          10,000,000
  7,400,000     Harris County, Texas, Health Facilities
                  Development Corp.(1)........................   01/02/09          1.150           7,400,000
  5,000,000     Harris County, Texas, Health Facilities
                  Development Corp.(1)........................   01/02/09          2.500           5,000,000
  5,000,000     Lehigh County, Pennsylvania, General
                  Purpose Hospital Revenue(1).................   01/02/09          0.900           5,000,000
  4,000,000     North Carolina Medical Care
                  Commission(1)...............................   01/07/09          0.700           4,000,000
  5,000,000     North Carolina Medical Care
                  Commission(1)...............................   01/07/09          0.700           5,000,000
 10,000,000     University of Wisconsin Hospitals and
                  Clinics Authority Revenue(1)................   01/07/09          2.250          10,000,000
                                                                                                ------------
                Total Health Care.............................                                    46,400,000
                                                                                                ------------


   The accompanying notes are an integral part of these financial statements.

8

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2008 (unaudited)


   Principal                                                     Maturity        Interest
    Amount                                                         Date            Rate             Value
  -----------                                                    --------        --------        -----------
                MUNICIPAL BONDS (continued)
                MISCELLANEOUS (2.9%)

  $ 5,000,000   Massachusetts State Development
                  Finance Agency Revenue(1) ..................   01/02/09          0.750%       $  5,000,000
    2,000,000   Massachusetts State Development
                  Finance Agency Revenue(1) ..................   01/02/09          0.900           2,000,000
    2,000,000   Missouri State Development Finance
                  Board(1) ...................................   01/02/09          1.150           2,000,000
    4,000,000   Oklahoma State Capital Improvement
                  Authority(1) ...............................   01/02/09          1.050           4,000,000
    1,000,000   South Dakota State Building Authority ........   06/01/09          4.000           1,009,247
    3,500,000   Virginia State Public Building Authority .....   08/01/09          4.000           3,559,806
    5,000,000   Virginia State Public Building Authority .....   08/01/09          5.000           5,095,819
                                                                                                ------------
                Total Miscellaneous...........................                                    22,664,872
                                                                                                ------------
                TRANSPORTATION (8.4%)
    5,000,000   Illinois State Toll Highway Authority
                  Revenue(1) .................................   01/01/09          2.250           5,000,000
   10,000,000   Illinois State Toll Highway Authority
                  Revenue(1) .................................   01/01/09          4.000          10,000,000
    3,000,000   Maryland State Department of
                  Transportation .............................   03/01/09          5.000           3,014,871
    8,500,000   Massachusetts Bay Transportation
                  Authority(1) ...............................   01/07/09          1.000           8,500,000
    3,000,000   Mississippi State Highway Revenue ............   06/01/09          5.250           3,043,662
    2,530,000   New York State Tollway Authority
                  Highway & Bridge Trust Fund ................   04/01/09          5.250           2,550,031
    1,135,000   North Texas Tollway Authority ................   01/01/09          5.000           1,135,000
    5,000,000   Oklahoma Turnpike Authority(1) ...............   01/02/09          1.150           5,000,000
   10,000,000   Oregon State Department of
                  Transportation(1) ..........................   01/01/09          2.500          10,000,000
    7,000,000   Pennsylvania Turnpike Commission(1)...........   01/01/09          2.750           7,000,000
    6,000,000   South Carolina Transportation
                  Infrastructure Bank Revenue(1) .............   01/02/09          1.150           6,000,000
    4,000,000   Triborough Bridge & Tunnel Authority,
                  New York, Revenue(1) .......................   01/07/09          5.500           4,000,000
                                                                                                ------------
                Total Transportation..........................                                    65,243,564
                                                                                                ------------


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  DECEMBER 31, 2008                                         9


BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2008 (unaudited)


   Principal                                                     Maturity        Interest
    Amount                                                         Date            Rate             Value
  -----------                                                    --------        --------        -----------
                MUNICIPAL BONDS (continued)
                UTILITIES (6.4%)
$10,000,000     Colorado Springs, Colorado, Utilities
                  Revenue(1)..................................   01/01/09          2.250%       $ 10,000,000
 10,000,000     Florida Municipal Power Agency
                  Revenue(1)..................................   01/02/09          1.100          10,000,000
  1,525,000     Gainesville, Florida, Utilities System
                  Revenue(1)..................................   01/02/09          1.500          1,525,000
  9,000,000     Gwinnett County, Georgia, Water &
                  Sewerage Authority(1).......................   01/07/09          0.850           9,000,000
  1,360,000     San Antonio, Texas, Electric &
                  Gas Putters(1)..............................   01/01/09          1.200           1,360,000
  4,000,000     Snohomish County, Washington, Public
                  Utility District No. 1(1)...................   01/07/09          4.500           4,000,000
  5,000,000     Snohomish County, Washington, Public
                  Utility District No. 1(1)...................   01/02/09          1.250           5,000,000
  8,800,000     Upper Merion, Pennsylvania, Municipal
                  Utility Authority(1)........................   01/01/09          1.280           8,800,000
                                                                                                ------------
                Total Utilities...............................                                    49,685,000
                                                                                                ------------
                WATER/SEWER (6.5%)
    6,000,000   Charleston, South Carolina, Waterworks &
                  Sewer Revenue(1) ...........................   01/01/09          1.200           6,000,000
    7,000,000   Forsyth County, North Carolina, Water &
                  Sewerage Authority(1) ......................   01/01/09          3.000           7,000,000
    1,055,000   Iowa State Finance Authority Revenue. ........   02/01/09          5.000           1,057,633
    1,925,000   Los Angeles, California Water &
                  Power Putters(1) ...........................   01/01/09          0.980           1,925,000
    4,050,000   Lexington, South Carolina, Waterworks &
                  Sewer Revenue ..............................   04/15/09          3.250           4,050,000
    3,000,000   Metropolitan Water District of South
                  California(1) ..............................   01/01/09          2.500           3,000,000
    5,000,000   Michigan Municipal Bond, Authority
                  Putters(1) .................................   01/01/09          1.200           5,000,000
   10,000,000   New York City Municipal Water Finance
                  Authority(1) ...............................   01/02/09          0.800          10,000,000


   The accompanying notes are an integral part of these financial statements.

10

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2008 (unaudited)


   Principal                                                     Maturity        Interest
    Amount                                                         Date            Rate             Value
  -----------                                                    --------        --------        -----------
                MUNICIPAL BONDS (continued)
                WATER/SEWER (continued)
$   2,000,000   Ohio State Water Development
                  Authority..........................            08/04/09          3.000%       $  2,020,226
   10,548,000   Texas Water Development Board
                  Revenue(1).........................            01/02/09          1.300          10,548,000
                                                                                                ------------
                Total Water/Sewer....................                                             50,600,859
                                                                                                ------------
                Total Municipal Bonds................                                            695,204,423
                                                                                                ------------
                COMMERCIAL PAPER (9.6%)
    2,000,000   Harris County, Texas, Metropolitan
                  Transit Authority ..........................   01/13/09          1.100           2,000,000
    3,000,000   Harris County, Texas, Metropolitan Transit
                  Authority ..................................   01/21/09          0.750           3,000,000
    4,000,000   Kentucky Asset/Liability Commission...........   02/25/09          2.650           4,000,000
    2,000,000   Maryland Health & Higher Educational
                  Facilities Authority .......................   01/05/09          1.750           2,000,000
    8,000,000   Maryland Health & Higher Educational
                  Facilities Authority .......................   01/23/09          1.750           8,000,000
    6,000,000   Memphis, Tennessee ...........................   01/22/09          1.000           6,000,000
    3,000,000   Metropolitan Atlanta Rapid Transit
                  Authority ..................................   01/27/09          2.500           3,000,000
    5,000,000   Montgomery County, Maryland ..................   03/10/09          1.000           5,000,000
    5,000,000   Montgomery County, Ohio ......................   02/11/09          3.250           5,000,000
    8,000,000   Nashville & Davidson County Health and
                Educational Facilities Authority .............   01/15/09          2.900           8,000,000
    5,171,000   North Carolina Capital Facilities Finance
                  Agency .....................................   01/06/09          0.600           5,171,000
    6,000,000   North Texas Tollway Authority ................   03/10/09          1.000           6,000,000
    1,360,000   Port of Seattle, Washington ..................   01/15/09          0.650           1,360,000
    1,500,000   State of Wisconsin ...........................   01/08/09          1.000           1,500,000
    4,000,000   Sweetwater County, Wyoming ...................   02/05/09          0.650           4,000,000


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  DECEMBER 31, 2008                                        11


BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2008 (unaudited)


   Principal                                                     Maturity        Interest
    Amount                                                         Date            Rate             Value
  -----------                                                    --------        --------        -----------
                MUNICIPAL BONDS (continued)
                COMMERCIAL PAPER (continued)
   $4,500,000   Tennessee State School Bond ..................   01/27/09          0.750%       $  4,500,000
    1,550,000   Texas Public Finance Authority ...............   01/08/09          1.750           1,550,000
    5,000,000   Washington DC Metropolitan Area Transit
                  Authority ..................................   02/04/09          2.300           5,000,000
                                                                                                ------------
                Total Commercial Paper .......................                                    75,081,000
                                                                                                ------------
TOTAL INVESTMENTS.............................................                      98.9%       $770,285,423
OTHER ASSETS IN EXCESS OF LIABILITIES.........................                       1.1           8,479,217
                                                                                   -----        ------------
NET ASSETS ...................................................                     100.0%       $778,764,640
                                                                                   =====        ============


----------
(1)   Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the December
      31, 2008 coupon or interest rate.

   The accompanying notes are an integral part of these financial statements.

12

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2008 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund adopted  Financial  Accounting  Standards  Board Statement of Financial
Accounting  Standards No. 157, Fair Value  Measurements  ("FAS 157"),  effective
July 1, 2008. For net asset valuation determination purposes, various inputs are used in  determining  the value of the  Fund's  investments.  These  inputs  are summarized in the three broad levels listed below.

--    Level 1 - quoted prices in active markets for identical investments.

--    Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

--    Level 3 -  significant  unobservable  inputs  (including  the  Fund's  own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments carried at value:

                                                                  Investments in
Valuation Inputs                                                    Securities
----------------                                                  --------------
Level 1 - Quoted prices ....................................       $         --
Level 2 - Other Significant Observable Inputs ..............        770,285,423
Level 3 - Significant Unobservable Inputs ..................                 --
                                                                   ------------
   Total ...................................................       $770,285,423
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  DECEMBER 31, 2008                                        13


BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008 (unaudited)

ASSETS:
   Investments, at amortized cost ..........................       $770,285,423
   Cash ....................................................          4,534,504
   Receivables for:
     Interest ..............................................          3,423,146
     Investments sold ......................................            800,018
     Other assets ..........................................             29,689
                                                                   ------------
       Total Assets ........................................        779,072,780
                                                                   ------------
LIABILITIES:
   Payables for:
     Investment advisory and administrative fees ...........            158,455
     Shareholder servicing fees ............................            112,517
     Dividends declared ....................................             21,486
     Custody and accounting fees ...........................             12,154
     Professional fees .....................................              2,113
     Board of Trustees' fees ...............................                415
     Accrued expenses and other liabilities ................              1,000
                                                                   ------------
       Total Liabilities ...................................            308,140
                                                                   ------------
NET ASSETS .................................................       $778,764,640
                                                                   ============
Net Assets Consist of:
   Paid-in capital .........................................       $778,761,481
   Over distributed net investment income ..................               (223)
   Accumulated net realized gain on investments ............              3,382
                                                                   ------------
Net Assets .................................................       $778,764,640
                                                                   ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE ...............              $1.00
                                                                          =====

   The accompanying notes are an integral part of these financial statements.

14


BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended December 31, 2008 (unaudited)

NET INVESTMENT INCOME:
   Income:
     Interest and other income ................................      $6,627,881
   Expenses:
     Investment advisory and administrative fees ..............         758,246
     Shareholder servicing fees ...............................         758,245
     Custody and accounting fees ..............................          59,497
     Board of Trustees' fees ..................................          19,467
     Professional fees ........................................          15,758
     Miscellaneous expenses ...................................         107,139
                                                                     ----------
       Total Expenses .........................................       1,718,352
       Expense offset arrangement .............................         (24,416)
                                                                     ----------
       Net Expenses ...........................................       1,693,936
                                                                     ----------
   Net Investment Income ......................................       4,933,945
                                                                     ==========
NET REALIZED GAIN:
   Net realized gain on investments ...........................           3,382
                                                                     ----------
   Net Increase in Net Assets Resulting from Operations .......      $4,937,327
                                                                     ==========

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  DECEMBER 31, 2008                                        15


BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                         For the six
                                                                         months ended         For the
                                                                      December 31, 2008      year ended
                                                                         (unaudited)       June 30, 2008
                                                                      -----------------    --------------
INCREASE IN NET ASSETS:
   Operations:
     Net investment income .......................................      $   4,933,945      $   9,861,664
   Dividends declared from net investment income .................         (4,937,070)        (9,858,762)
                                                                        -------------      -------------
     Net realized gain on investments ............................              3,382                 --
       Net increase in net assets resulting
         from operations .........................................                257              2,902
                                                                        -------------      -------------
   From Fund Share (Principal) Transactions at
     Net Asset Value of $1.00 per share:
       Fund shares sold ..........................................        397,719,114        732,984,132
       Fund shares issued in reinvestments of dividends ..........          2,500,270              6,550
       Funds shares repurchased ..................................       (168,032,275)      (514,652,648)
                                                                        -------------      -------------
         Net increase in net assets resulting from
           fund share transactions ...............................        232,187,109        218,338,034
                                                                        -------------      -------------
NET ASSETS:
   Beginning of year .............................................        546,577,274        328,236,338
                                                                        -------------      -------------
   End of period .................................................      $ 778,764,640      $ 546,577,274
                                                                        =============      =============


   The accompanying notes are an integral part of these financial statements.

16

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period


                                                  For the six
                                                  months ended
                                                   December 31,                     For the years ended June 30,
                                                      2008           -----------------------------------------------------------
                                                   (unaudited)         2008        2007         2006         2005         2004
                                                  -------------      -------      -------      -------      -------      -------
Net asset value,
   beginning of period ..........................    $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
Income from investment operations:
   Net investment income ........................       0.01            0.02         0.03         0.02         0.01         0.00(1)
Dividends to shareholders from net
   investment income ............................      (0.01)          (0.02)       (0.03)       (0.02)       (0.01)       (0.00)(1)
                                                     -------         -------      -------      -------      -------      -------
Net asset value, end of period ..................    $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                     =======         =======      =======      =======      =======      =======
Total return ....................................       0.85%           2.40%        3.03%        2.31%        1.15%        0.42%
Ratios/Supplemental data:
   Net assets, end of period
     (in millions) ..............................    $   779         $   547      $   328      $   493      $   438      $   453
   Net expense paid by Fund.. ...................       0.56%(2)        0.55%        0.58%        0.56%        0.56%        0.55%
     Expense offset
       arrangement ..............................       0.01%(2)        0.00%(3)     0.01%        0.00%(3)     0.00%(3)     0.00%(3)
                                                     -------         -------      -------      -------      -------      -------
     Total expenses .............................       0.57%(2)        0.55%        0.59%        0.56%        0.56%        0.55%
                                                     =======         =======      =======      =======      =======      =======
   Ratio of net investment income to
     average net assets .........................       1.63%(2)        2.31%        2.98%        2.31%        1.15%        0.42%


----------
(1)   Less than $0.01 per share.
(2)   Annualized.
(3)   Less than 0.01%.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  DECEMBER 31, 2008                                        17


BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2008 (unaudited)

1.    Organization  and Significant  Accounting  Policies.  BBH Tax Exempt Money
      Fund (the  "Fund")  is a  separate,  diversified  series of BBH Trust (the
      "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management  investment company organized as a  Massachusetts  business trust on June 7, 1983 and  re-organized as a
      Delaware  statutory trust on June 12, 2007. The Fund commenced  operations on February 22, 1999.  The  Declaration  of Trust  permits the Trustees to create an unlimited  number of series,  each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund  without a par value.  At December  31, 2008, there were six series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles  generally  accepted  in the United  States of  America,  which require  management to make certain  estimates and assumptions at the date of the  financial  statements  and are based,  in part,  on the  following accounting policies. Actual results could differ from those estimates.

      A.    Valuation  of  Investments.  The  Fund  values  its  investments  at amortized cost, which approximates  market value. The amortized cost method  values a security  at its cost at the time of  purchase  and thereafter  assumes  a  constant  amortization  to  maturity  of any discount  or  premium.  The  Fund's  use  of  amortized  cost  is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

      B.    Investment  Transactions  and Income.  Investment  transactions  are accounted for on the trade date.  Realized gains and losses, if any,
            from  investment   transactions  are  determined  on  the  basis  of
            identified  cost.  The Fund  invests  primarily  in debt  securities issued by  municipalities.  The  ability of the  issuers of the debt securities  to meet their  obligation  may be  affected  by economic developments  in a specific state or  municipality.  Interest income consists of interest  accrued and discount  earned  (including  both original issue and market discount) and premium  amortization on the investments of the Fund, accrued ratably to the date of maturity.

      C.    Federal  Income  Taxes.  Each  series of the Trust is  treated  as a separate  entity for federal  income tax purposes.  It is the Fund's policy to comply with the  provisions  of the Internal  Revenue Code applicable  to  regulated  investment  companies  and to  distribute substantially  all  of  its  taxable  income  to  its  shareholders.
            Accordingly,  no  federal  income  tax  provision  is  required.  At
            December 31, 2008,  the cost of  investments  for federal income tax purposes  was  equal  to  the  amortized  cost  of  investments  for financial statement purposes.

      D.    Dividends and  Distributions  to  Shareholders.  Dividends  from net
            investment   income  are   declared   daily  and  paid   monthly  to
            shareholders.   The  Fund  declared   dividends  in  the  amount  of
            $4,937,070  during the six months ended  December 31, 2008. The Fund declared  dividends in the amount of  $9,858,762  for the year ended
            June 30, 2008.  The tax character of the  dividends  declared in the six months and year ended was 100% tax exempt income.

18

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2008 (unaudited)

      E.    Accounting  Developments.  In  June  2006,  the  Fund  adopted  FASB
            Interpretation  No. 48 "Accounting  for Uncertainty in Income Taxes"
            ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be  recognized,  measured,  presented  and  disclosed  in the
            financial  statements.   FIN  48  requires  the  evaluation  of  tax
            positions  taken or expected to be taken in the course of  preparing the Fund's tax returns to determine  whether the tax  positions  are
            "more-likely-than-not"  of being  sustained  by the  applicable  tax authority. Tax positions not deemed to meet the more-likely-than-not threshold  would be  recorded  as a tax  benefit  or  expense in the current year. The adoption of FIN 48 had no impact on the operations of the Fund for the period ended December 31, 2008.

            In March 2008,  Statement of Financial Accounting Standards No. 161,
            "Disclosures  about Derivative  Instruments and Hedging  Activities"
            ("SFAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires  enhanced  disclosures to provide information about the reasons the Fund invests in derivative instruments,  the  accounting  treatment and the effect  derivatives have on financial  performance.  Management is currently  evaluating the  impact  the  adoption  of SFAS  161  will  have  on the  Fund's financial statement disclosures.

2.    Transactions with Affiliates.

      Investment  Advisory and  Administrative  Fees.  Effective  June 12, 2007,
      under a combined Investment Advisory and Administrative Services Agreement
      ("Agreement") with the Trust, a separately  identifiable department within
      Brown  Brothers  Harriman  &  Co.  ("BBH")  provides   investment  advice,
      portfolio management and administrative services to the Fund. BBH receives a combined fee from the Fund for  investment  advisory and  administrative services calculated daily and paid monthly at an annual rate equivalent to
      0.25% of the Fund's average daily net assets. BBH has a sub-administration services  agreement with Federated  Services Company ("FSC") for which FSC receives  compensation  paid by BBH. For the six months ended December 31,
      2008,   the  Fund   incurred   $758,246   for   investment   advisory  and
      administrative services.

      Shareholder   Servicing  Fees.  The  Trust  has  a  shareholder  servicing agreement  with BBH for which BBH receives a fee from the Fund  calculated daily and paid  monthly at an annual  rate of 0.25% of the Fund's  average daily net assets.  For the six months ended  December  31, 2008,  the Fund incurred $758,245 for shareholder servicing services.

      Custody and  Accounting  Fees. BBH acts as a custodian and shall receive a custody  and  accounting  fee  from  the Fund  calculated  daily  and paid monthly. The custody fee is a transaction based fee with an annual minimum of $20,000, and the accounting fee is calculated at 0.01% per annum on the first $1 billion of net assets and 0.005% per annum on all net assets over
      $1 billion.  For the six months ended December 31, 2008, the Fund incurred
      $59,497 for custody and  accounting  services.  These fees

FINANCIAL STATEMENT  DECEMBER 31, 2008                                        19


BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2008 (unaudited)

      were reduced by $24,416 as a result of an expense offset  arrangement with the Fund's custodian.  In the event that the Fund is overdrawn,  under the custody  agreement with BBH, BBH will make overnight  loans to the Fund to cover  overdrafts.  Pursuant  to the  agreement,  the Fund will be charged interest  based on LIBOR on the day of  overdraft  plus one  percent.  The total interest paid by the Fund for the six months ended December 31, 2008 was $4,768.

      Board of Trustees'  Fees.  Each Trustee  receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six  months  ended  December  31,  2008,  the Fund  incurred  $19,467  for
      Trustees' fees.

20

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
December 31, 2008 (unaudited)

EXAMPLE

As a shareholder  of BBH Tax Exempt Money Fund (the  "Fund"),  you may incur two
types  of  costs:  (1)  transaction  costs  on  purchase  payments,   reinvested
dividends,  or other  distributions;  and exchange  fees; and (2) ongoing costs, including management fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare  these  costs with the ongoing  costs of  investing  in other  mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

ACTUAL EXPENSES

The first line of the table below  provides  information  about  actual  account values and actual expenses.  You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6),  then  multiply  the result by the number in the first line under the heading  entitled  "Expenses  Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

FINANCIAL STATEMENT  DECEMBER 31, 2008                                        21


BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
December 31, 2008 (unaudited)

Please note that the  expenses  shown in the table are meant to  highlight  your ongoing  costs  only  and  do not  reflect  any  transactional  costs,  such  as redemption  fees or exchange  fees.  Therefore,  the second line of the table is useful in comparing  ongoing  costs only,  and will not help you  determine  the
relative  total  costs  of  owning  different  funds.  In  addition,   if  these
transactional costs were included, your costs would have been higher.

                                                               Expenses Paid
                          Beginning          Ending            During Period
                        Account Value     Account Value       July 1, 2008 to
                         July 1, 2008   December 31, 2008   December 31, 2008(1)
                        -------------   -----------------   --------------------
Actual ..............       $1,000           $1,008.50             $2.84
Hypothetical(2) .....       $1,000           $1,022.38             $2.85

----------
(1)   Expenses  are  equal to the  Fund's  annualized  expense  ratio of  0.56%, multiplied  by the average  account  value over the period,  multiplied by
      184/365 (to reflect the one half-year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation,  the applicable  annualized  expense ratio is subtracted from the assumed return before expenses.

22

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
December 31, 2008 (unaudited)

Approval of Investment Advisory/Administrative Services Agreement

At a meeting held on December 10, 2008,  the Board of Trustees  (the "Board") of
the   Trust    unanimously    approved    the    continuance    of    Investment
Advisory/Administrative  Services  Agreement  (the  "Agreement")  which had been approved by  shareholders  on May 23,  2007.  The  following is a summary of the factors the Board took into consideration in making its determination to approve continuance of the Agreement.

Nature,  Extent and Quality of Services  Provided by Brown Brothers  Harrriman's
Mutual Fund Advisory Department (the "SID")

The Board  noted that,  under the  Agreement  in respect of each Fund,  the SID, subject  to the  supervision  of the  Board,  is  responsible  for  providing  a continuous  investment  program  and  making  purchases  and sales of  portfolio securities  consistent with the Funds' investment objective and policies.  Under the Agreement,  Brown Brothers  Harriman & Co. ("BBH")  provides  administrative services to each Fund.

The Board considered the scope and quality of services provided by BBH under the
Agreement and noted that the scope of services  provided had expanded over time, primarily,  as a result of regulatory  developments.  The Board noted that,  for example,  BBH is  responsible  for  maintaining  and  monitoring its own and, to varying degrees,  the Funds' compliance  program,  and these compliance programs continuously evolved in light of regulatory  developments and requirements.  The
Board  considered  the quality of the  investment  research  and  administrative capabilities  of BBH and the other  resources  it has  dedicated  to  performing services for the Funds. The Board concluded that,  overall,  they were satisfied with the nature,  extent and  quality of services  provided to each of the Funds under the Agreement.

Costs of Services Provided and Profitability to BBH

At  the  request  of  the  Board,  BBH  provided   information   concerning  the
profitability of BBH's current  investment  company advisory and other fees. The
Board also reviewed BBH's  profitability data for each Fund, which also included the effect of revenue  generated by the shareholder  servicing,  administration, custody,  securities  lending,  and  other  fees  paid by the  Fund.  The  Board
discussed  the  difficulty  of  making  comparisons  of  profitability   because
comparative  information is not generally  publicly available and is affected by numerous factors,  including the structure of the service provider, the types of funds it  manages  and  administers,  its  business  mix,  numerous  assumptions regarding allocations and the entity's capital structure and cost of capital. In considering  profitability  information,  the  Board  considered  the  effect of
fall-out  benefits  on  BBH's  expenses,   as  well  as  the  "revenue  sharing"
arrangements BBH has entered into with certain  entities that distribute  shares of the Funds. The Board focused on profitability of BBH's relationships with the
Funds before taxes and  distribution  expenses.  The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

FINANCIAL STATEMENT  DECEMBER 31, 2008                                        23


BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2008 (unaudited)

Fall-Out Benefits

The  Board   considered  that  BBH  does  not  allocate  the  Funds'   portfolio
transactions for third party research,  although it did benefit from proprietary research  received  from brokers that execute the Funds'  purchases and sales of securities.  The Board  recognized  that the  aggregate  amount  of  commissions generated by Fund  transactions  was  unlikely to result in the Funds  receiving from full service broker dealers substantial  discounts on commission rates. The
Board received and reviewed  information  concerning BBH's policies with respect to  allocating  portfolio  brokerage  and  discussed  with BBH its  approach  to obtaining and monitoring best execution.

The Board also  considered  that BBH receives  shareholder  servicing  fees from certain funds, and is the Funds' administrator, custodian and securities lending agent.  The Board  noted that BBH  retained no portion of the 12b-1 fees paid by any Fund that operated with a Rule 12b-1 plan. The Board  recognized  that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH clients, and that substantial  assets  are  invested  in  the  Funds  as a  result  of an  overall investment  management  program  for the  shareholder.  The Board noted that the
Funds also derive  reputational  and other benefits from their  association with
BBH and their use of the BBH name,  which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues  associated  with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' fee  schedules,  other than the fee schedule for
BBH Money  Market  Fund,  do not  contain  breakpoints.  As a result,  if assets increase,  the fee rates would not be reduced for these Funds on the incremental assets.  With  respect to the BBH Money  Market  Fund,  the  breakpoint  will be reviewed every three (3) years by the Board, and may be adjusted upwards to take into account the effects of inflation or such other basis as may be appropriate, subject to the approval of shareholders to the extent required by the 1940 Act.

There may be other  economies of scale  because many  expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced its  services in  recognition  of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of these  services and total  expenses for each Fund were fair and reasonable.  In addition,  the Board noted that over the years BBH had supported
certain  Funds  through  fee  waivers  and  expense  reimbursements.   Based  on
information  they had been provided over many years,  the Board observed that in the mutual  fund  industry  as a whole,  as well as among  funds  similar to the
Funds,  there

24


BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2008 (unaudited)

appeared to be no  uniformity  or pattern in the fees and asset  levels at which breakpoints  (if any)  apply.  In light of the Funds'  current  size and expense structure,  the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Funds, other than for the BBH Money Market Fund.

Investment Results

The Board considered the investment  results of each of the Funds as compared to investment  companies  with its peers and with one or more  selected  securities indices.  In addition to the  information  received by the Board for the meeting held on December 10, 2008,  which included  performance of each Fund compared to its  peers  over  the  prior  1-,  3-,  and 5- year  periods  and  compared  the performance  information  to one or  more  securities  indices  over  comparable periods.  The Board received detailed  performance  information for each Fund at each regular Board meeting during the year..

Fee Rates

The  Board  considered  the  fee  rates  paid by each  Fund  to BBH.  The  Board recognized  that it is difficult to make  comparisons of these fee rates,  or of combined advisory and  administration  fees, because there are variations in the services that are included in the fees paid by other funds.

The  Board  considered  the  depth  and  range of  services  provided  under the
Agreement.  For example,  in addition to a continuous  investment  program,  BBH provides,  among other things,  officers  (including the Funds' Chief Compliance
Officer and  officers to provide  required  certifications)  and  administrative services,  such as  shareholder  communications,  and tax  compliance,  with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers.

The following  factors specific to BBH Tax Exempt Money Fund also were noted and considered by the Board in deciding to approve the Agreement:

The Board reviewed  information  showing performance of the BBH Tax Exempt Money
Fund compared to iMoneyNet (Tax Free Retail). The Fund outperformed or performed in line with the average over all relevant  periods.  The Board also viewed with favor that the BBH Tax Exempt  Money  Fund's  portfolio  of  investments  had an overall high quality  while the BBH Tax Exempt Money Fund's total  expense ratio was lower  that the  iMoneyNet  Average.  The Board  also noted that the BBH Tax
Exempt  Money Fund had  successfully  maintained a stable net asset value of one dollar at all times. Taking into account these comparisons and the other factors considered,  the Board concluded that the BBH Tax Exempt Money Fund's investment results over time and its total expense ratio had been satisfactory.

FINANCIAL STATEMENT  DECEMBER 31, 2008                                        25


BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2008 (unaudited)

As a general matter,  certain conflicts of interest may arise in connection with a portfolio manager's  management of a Fund's investments,  on the one hand, and
the   investments  of  other  accounts  for  which  the  portfolio   manager  is
responsible, on the other. For example, it is possible that the various accounts managed  could  have  different  investment  strategies  that,  at times,  might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account,  possible conflicts could arise in determining how to allocate them.  Other  potential  conflicts might include  conflicts  created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio  trades and/or  specific uses of commissions  from  Fund  portfolio  trades  (for  example,  research,  or  "soft dollars").

BBH has  adopted  and  implemented  policies  and  procedures,  including  trade allocation  procedures,  which are designed to address the conflicts  associated with managing multiple accounts for multiple clients. In addition,  BBH monitors a variety of areas, including compliance with account investment guidelines, the inclusion  only of securities  approved for purchase by an oversight  committee, and  compliance  with  the  Code of  Ethics.  Finally,  BBH has  structured  the portfolio  managers'  compensation  in a  manner,  and the  Funds  have  adopted policies  and  procedures,  reasonably  designed to  safeguard a Fund from being negatively  affected  as a result of any such  potential  conflicts.  The Funds'
management and Chief Compliance Officer report to the Board on relevant policies and procedures.

26

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q."
Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and
may be reviewed and copied at the SEC's Public Reference Room in Washington, DC
(call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings
Information."

A copy of the Fund's Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a record of how the Fund voted any such proxies during the most recent
12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the Edgar database on the SEC's website at www.sec.gov.

                                   BROWN [LOGO]
                                   BROTHERS
                                   HARRIMAN

ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics
    that applies to the Registrant's principal
    executive officer, principal financial officer,
    principal accounting officer or controller or
    persons performing similar functions.
(b) No answer required.
(c) Not applicable.
(d) Not applicable.
(e) Not applicable.
(f)
(1) Not applicable.
(2) Not applicable.
(3) A copy of the code of ethics referenced
    in Item 2(a) of this Form N-CSR is available
    and can be mailed, free of charge, to
    anyone by calling (800) 575-1265.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's Board of Trustees
       has designated two members of the audit
       committee as financial experts.
   (2) The following Trustees have been designated
       as audit committee financial experts by the
       Board of Trustees who are independent for purposes
       of this Item 3 of Form N-CSR: audit committee
       members Arthur D. Miltenberger and David P. Feldman
       are the designated audit committee financial
       experts.
   (3) Not applicable.
(b) No answer required.
(c) No answer required.
(d) No answer required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
 TO BE PROVIDED BY D&T

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) Not applicable.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

        Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND
        PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
        INVESTMENT COMPANIES.

        Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END
        MANAGEMENT INVESTMENT COMPANY AND AFFILIATED
        PURCHASERS.

        Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF
         SECURITY HOLDERS.

         Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  Based upon their evaluation of the
     Registrant's disclosure controls and
     procedures as conducted within 90
     days of the filing date of this Form
     N-CSR, the Registrant's principal
     financial officer and principal executive
     officer have concluded that those
     disclosure controls and procedures
     provide reasonable assurance that
     the material information required to be
     disclosed by the Registrant on this
     report is recorded, processed,
     summarized and reported within the
     time periods specified in the Securities
     and Exchange Commission's rules and forms.

(b)  There were no significant changes in
     the Registrant's internal controls or
     in other factors that occurred during
     the second fiscal quarter of the period
     covered by this report that has materially
     affected, or is reasonably likely to
     materially affect, the Registrants internal
     control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal
       executive officer and principal financial
       officer of the Registrant as required by
       Rule 30a-2(a) under the Act (17 CFR 270.30a-2)
       is filed as Exhibit 12(a) (2).

SIGNATURES

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, the Registrant has duly caused this
report to be signed on its behalf by the undersigned,
thereunto duly authorized.

(Registrant)        BBH TRUST
               -------------------------------------

By (Signature and Title)*      /s/ John. A. Gehret
                           ------------------------------
                             John A. Gehret, President
                           (Principal Executive Officer)

Date:     03/06/09
        ------------------

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the
following persons on behalf of the Registrant and
in the capacities and on the
dates indicated.

By (Signature and Title)*      /s/ John A. Gehret
                           ------------------------------
                             John A. Gehret, President
                            (Principal Executive Officer)

Date:     03/06/09
        ------------------

By (Signature and Title)*   /s/ Charles H. Schreiber
                           ---------------------------
                          Charles H. Schreiber, Treasurer
                          (Principal Financial Officer)

Date:      03/06/09
        ------------------

- Print name and title of each signing officer under
  his or her signature.

EXHIBIT 12(a) (1)

A copy of the code of ethics is available and can be
mailed, free of charge, to anyone by calling (800) 575-1265.

EXHIBIT 12(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE EXECUTIVE OFFICER.

I, John A. Gehret, certify that:

1. I have reviewed this report on Form N-CSR of BBH Trust on behalf of: BBH Money Market Fund, and
   BBH Tax Exempt Money Fund, ("Registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to  state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial  statements and  other financial information included in this report,  fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements  are required to include a statement of cash flows) of the Registrant as of, and for, the periods presented in this report;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940)  and internal control over financial reporting (as defined in Rule 30a-3(d) under the
   Investment Company Act of 1940) for the Registrant and have:

a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known  to us by others within those entities, particularly  during the period in which this report is being prepared;

b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted  accounting principles;

c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a  date within 90 days prior to the filing date of this  report based on such evaluation; and

d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

a.) all significant deficiencies and material weaknesses in the design or operation of internal control over  financial reporting which are reasonably likely to adversely affect the Registrant's ability to record,  process, summarize, and report financial information; and

b.) any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date: 03/06/09

               /s/ John A. Gehret
             =======================
                 John A. Gehret
     President - Principal Executive Officer

EXHIBIT 12(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE FINANCIAL OFFICER.

I, Charles H. Schreiber, certify that:

1. I have reviewed this report on Form N-CSR of BBH Trust on behalf of: BBH Money Market Fund, and
   BBH Tax Exempt Money Fund, ("Registrant");

2. Based on my knowledge, this report does not contain  any untrue statement of a material fact or omit to  state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and  other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements  are required to include a statement of cash flows) of the Registrant as of, and for, the periods presented in this report;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940)  and internal control over financial reporting (as defined in Rule 30a-3(d) under the
   Investment Company Act of 1940) for the Registrant and have:

a.) designed such disclosure controls and procedures,  or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known  to us by others within those entities, particularly  during the period in which this report is being prepared;

b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness  of the disclosure controls and procedures, as of a  date within 90 days prior  to the filing date of this  report based on such evaluation; and

d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report  that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

a.) all significant deficiencies and material weaknesses in the design or operation of internal control over  financial reporting which are reasonably likely to adversely affect the Registrant's ability to record,  process, summarize, and report financial information; and

b.) any fraud, whether or not material, that involves  management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date:  03/06/09

              /s/ Charles H. Schreiber
             ==========================
               Charles H. Schreiber
       Treasurer - Principal Financial Officer

SECTION 906 CERTIFICATIONS

This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C.
(section) 1350, and accompanies the report on Form N-CSR for the fiscal year ended June 30, 2008 of the BBH Trust (the Registrant).

Pursuant to 18 U.S.C.ss. 1350, the undersigned officers of the Registrant, hereby  certify, to the best of our knowledge, that the Registrant's Report on Form N-CSR for the period ended December 31,2008
(the "Report") fully complies with the requirements of Section 13(a) or 15(d), as applicable, of the
Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Date:     03/06/09
       ------------------

                               /s/ John A. Gehret
                             =======================
                                 John A. Gehret
                     President - Principal Executive Officer

Date:     03/06/09
       ------------------

                              /s/ Charles H. Schreiber
                             ==========================
                              Charles H. Schreiber
                     Treasurer - Principal Financial Officer

This certification is being furnished solely pursuant to 18 U.S.C.ss. 1350 and is not being filed as part of the Report or as a separate disclosure document.